American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Equity ETF (AVDS)
May 31, 2024

Avantis International Small Cap Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 8.5%
29Metals Ltd.(1)	1,291	464
4DMedical Ltd.(1)	2,409	949
Accent Group Ltd.	3,420	4,297
Adairs Ltd.	1,626	1,861
Adbri Ltd.(1)	4,267	9,033
Aeris Resources Ltd.(1)	2,632	485
Alkane Resources Ltd.(1)	1,811	675
Altium Ltd.	1,060	47,499
Alumina Ltd.(1)	21,906	27,768
AMP Ltd.	25,490	18,161
Ansell Ltd.	1,317	21,481
Appen Ltd.(1)	872	329
ARB Corp. Ltd.	722	18,575
Aurelia Metals Ltd.(1)	9,548	1,175
Aussie Broadband Ltd.(1)	2,068	4,743
Austal Ltd.	3,624	5,777
Australian Clinical Labs Ltd.	1,096	1,674
Australian Ethical Investment Ltd.	912	2,782
Baby Bunting Group Ltd.	640	590
Bank of Queensland Ltd.	6,204	23,814
Bannerman Energy Ltd.(1)	1,436	4,349
Bapcor Ltd.	2,745	7,796
Beach Energy Ltd.	17,289	19,385
Bega Cheese Ltd.	1,988	5,924
Bendigo & Adelaide Bank Ltd.	5,153	37,585
Berkeley Energia Ltd.(1)	2,465	667
Breville Group Ltd.	232	4,140
Brickworks Ltd.	769	13,404
Bubs Australia Ltd.(1)	1,268	111
Capricorn Metals Ltd.(1)	2,795	8,927
Cettire Ltd.(1)	2,291	3,578
Challenger Ltd.	4,164	18,004
Champion Iron Ltd.	4,666	21,859
Clinuvel Pharmaceuticals Ltd.	121	1,285
Coast Entertainment Holdings Ltd.(1)	1,377	460
Codan Ltd.	836	6,083
Collins Foods Ltd.	1,164	7,167
Cooper Energy Ltd.(1)	18,610	2,865
Core Lithium Ltd.(1)	5,435	474
Coronado Global Resources, Inc.	6,049	4,505
Credit Corp. Group Ltd.	626	6,251
CSR Ltd.	4,153	24,650
Data#3 Ltd.	1,235	6,584
Deep Yellow Ltd.(1)	7,209	8,004
Delta Lithium Ltd.(1)	5,203	937
Deterra Royalties Ltd.	3,948	12,203
DGL Group Ltd.(1)	492	186
Dicker Data Ltd.	706	4,349
Domain Holdings Australia Ltd.	1,914	3,823

Domino's Pizza Enterprises Ltd.	523	13,549
Downer EDI Ltd.	5,297	16,998
Eagers Automotive Ltd.	245	1,664
Elders Ltd.	1,668	9,184
Electro Optic Systems Holdings Ltd.(1)	1,362	1,165
EML Payments Ltd.(1)	3,304	2,070
EVT Ltd.	833	6,489
FireFly Metals Ltd.(1)	3,298	1,614
FleetPartners Group Ltd.(1)	2,777	6,630
Flight Centre Travel Group Ltd.	1,443	18,178
G8 Education Ltd.	5,420	4,350
Galan Lithium Ltd.(1)	1,618	243
Genesis Minerals Ltd.(1)	9,281	11,597
Global Lithium Resources Ltd.(1)	761	180
Gold Road Resources Ltd.	10,834	11,890
GrainCorp Ltd., A Shares	2,442	13,572
Grange Resources Ltd.	4,776	1,245
GUD Holdings Ltd.	1,276	9,093
GWA Group Ltd.	1,728	2,652
Hansen Technologies Ltd.	1,572	4,973
Harvey Norman Holdings Ltd.	5,552	16,553
Hastings Technology Metals Ltd.(1)	363	53
Healius Ltd.(1)	2,081	1,768
Helia Group Ltd.	4,112	11,311
Helloworld Travel Ltd.	915	1,333
Iluka Resources Ltd.	3,987	19,072
Imdex Ltd.	4,603	6,839
Immutep Ltd.(1)	5,171	1,557
Imugene Ltd.(1)	45,516	2,045
Incitec Pivot Ltd.	6,572	12,990
Inghams Group Ltd.	4,163	9,828
Insignia Financial Ltd.	4,804	7,065
Integral Diagnostics Ltd.	865	1,406
Invictus Energy Ltd.(1)	4,824	198
ioneer Ltd.(1)	9,057	1,307
IPH Ltd.	1,964	8,128
IRESS Ltd.(1)	1,644	8,844
JB Hi-Fi Ltd.	1,028	39,975
Jervois Global Ltd.(1)	7,404	74
Johns Lyng Group Ltd.	1,753	6,594
Judo Capital Holdings Ltd.(1)	5,256	4,470
Jumbo Interactive Ltd.	488	5,280
Karoon Energy Ltd.(1)	8,827	10,661
Kelsian Group Ltd.	1,842	6,381
Kogan.com Ltd.	825	2,421
Lake Resources NL(1)	6,024	242
Lendlease Corp. Ltd.	1,412	5,625
Lifestyle Communities Ltd.	720	5,984
Lindian Resources Ltd.(1)	6,234	457
Lindsay Australia Ltd.	2,440	1,479
Lovisa Holdings Ltd.	364	8,291
MA Financial Group Ltd.	802	2,564
Maas Group Holdings Ltd.	747	2,096
Magellan Financial Group Ltd.	1,594	8,731
Mayne Pharma Group Ltd.(1)	712	2,394

McMillan Shakespeare Ltd.	608	6,707
Megaport Ltd.(1)	1,209	11,036
Mesoblast Ltd.(1)	10,625	7,913
Metals X Ltd.(1)	3,236	1,011
Metcash Ltd.	9,117	22,460
MMA Offshore Ltd.(1)	4,107	7,201
Monadelphous Group Ltd.	748	6,907
Mount Gibson Iron Ltd.(1)	3,019	846
Myer Holdings Ltd.	6,592	2,862
MyState Ltd.	371	888
Neometals Ltd.(1)	801	64
Netwealth Group Ltd.	1,195	16,841
Neuren Pharmaceuticals Ltd.(1)	233	3,373
New Hope Corp. Ltd.	6,380	21,159
NextEd Group Ltd.(1)	1,867	243
nib holdings Ltd.	4,786	23,776
Nick Scali Ltd.	712	6,620
Nickel Industries Ltd.	15,482	9,959
Nine Entertainment Co. Holdings Ltd.	13,252	12,461
Novonix Ltd.(1)	1,817	842
NRW Holdings Ltd.	4,330	8,927
Nufarm Ltd.	3,034	9,071
OFX Group Ltd.(1)	2,092	2,955
Omni Bridgeway Ltd.(1)	1,344	754
oOh!media Ltd.	4,932	4,677
Orora Ltd.	12,242	16,768
Paladin Energy Ltd.(1)	2,650	28,330
Panoramic Resources Ltd.(1)	1,504	17
PeopleIN Ltd.	203	106
Perenti Ltd.	6,988	4,687
Perpetual Ltd.	1,024	14,815
Perseus Mining Ltd.	15,610	24,440
PEXA Group Ltd.(1)	1,171	11,495
Pinnacle Investment Management Group Ltd.	1,224	10,837
Platinum Asset Management Ltd.	3,962	2,693
Praemium Ltd.(1)	2,274	675
Premier Investments Ltd.	824	16,568
PWR Holdings Ltd.	520	3,828
Qube Holdings Ltd.	15,684	37,604
Ramelius Resources Ltd.	11,756	15,404
Red 5 Ltd.(1)	26,738	8,021
Regis Resources Ltd.(1)	7,706	9,543
Reliance Worldwide Corp. Ltd.	7,937	25,723
Renascor Resources Ltd.(1)	11,818	869
Resolute Mining Ltd.(1)	23,808	8,912
Ridley Corp. Ltd.	2,795	3,923
Sandfire Resources Ltd.(1)	4,377	27,044
Sayona Mining Ltd.(1)	33,524	1,012
Select Harvests Ltd.(1)	1,088	2,368
Service Stream Ltd.	6,251	5,233
Seven Group Holdings Ltd.	422	11,061
Sigma Healthcare Ltd.	9,476	7,943
Silver Lake Resources Ltd.(1)	10,090	10,317
Sims Ltd.	1,530	10,850
SiteMinder Ltd.(1)	2,259	7,860

SmartGroup Corp. Ltd.	1,363	7,454
St Barbara Ltd.(1)	4,548	715
Stanmore Resources Ltd.	3,842	8,401
Star Entertainment Group Ltd.(1)	17,337	5,225
Strandline Resources Ltd.(1)	970	31
Strike Energy Ltd.(1)	16,459	2,197
Super Retail Group Ltd.	1,884	16,524
Syrah Resources Ltd.(1)	2,906	888
Technology One Ltd.	2,810	33,470
Telix Pharmaceuticals Ltd.(1)	663	8,051
Terracom Ltd.	3,155	441
Tyro Payments Ltd.(1)	3,768	2,038
Ventia Services Group Pty. Ltd.	6,379	15,318
Viva Energy Group Ltd.	10,576	24,604
Vulcan Energy Resources Ltd.(1)	555	1,761
Webjet Ltd.(1)	3,481	20,599
West African Resources Ltd.(1)	10,051	10,251
Westgold Resources Ltd.	5,769	8,881
Wildcat Resources Ltd.(1)	7,571	2,184
Xanadu Mines Ltd.(1)	9,970	420
Zip Co. Ltd.(1)	3,443	2,651
		1,479,642
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG	675	15,623
DO & Co. AG	223	33,907
Lenzing AG(1)	470	17,781
Oesterreichische Post AG	913	30,391
Porr AG	480	7,281
Schoeller-Bleckmann Oilfield Equipment AG	272	11,592
UNIQA Insurance Group AG	3,585	32,039
		148,614
Belgium — 1.2%
AGFA-Gevaert NV(1)	842	1,107
Bekaert SA	552	26,015
bpost SA	1,643	5,973
Fagron	1,177	24,175
Galapagos NV, ADR(1)	641	17,833
KBC Ancora	27	1,360
Kinepolis Group NV	235	9,556
Nyxoah SA(1)	177	1,651
Ontex Group NV(1)	979	9,675
Proximus SADP	2,585	20,379
Solvay SA	1,395	51,191
Tessenderlo Group SA	360	9,975
VGP NV	235	27,141
		206,031
Canada — 9.6%
5N Plus, Inc.(1)	320	1,355
Advantage Energy Ltd.(1)	1,600	13,606
Aecon Group, Inc.	640	7,715
Africa Oil Corp.	4,160	7,966
Ag Growth International, Inc.	320	12,209
AGF Management Ltd., Class B	320	1,958
Alamos Gold, Inc., Class A	2,880	48,157
Algoma Steel Group, Inc.	800	6,157

Algonquin Power & Utilities Corp.	2,720	17,103
Altius Minerals Corp.	320	5,168
Altus Group Ltd.	160	5,515
Andlauer Healthcare Group, Inc.	160	4,402
Argonaut Gold, Inc.(1)	3,200	1,057
Aris Mining Corp.(1)	640	2,907
Aritzia, Inc.(1)	360	8,994
Arizona Metals Corp.(1)	320	601
Atco Ltd., Class I	640	18,557
Athabasca Oil Corp.(1)	5,120	18,820
Atrium Mortgage Investment Corp.	320	2,519
B2Gold Corp.	9,600	27,047
Badger Infrastructure Solution	320	9,610
Ballard Power Systems, Inc.(1)	960	2,958
Baytex Energy Corp.	5,000	18,379
Birchcliff Energy Ltd.	1,920	8,748
Bird Construction, Inc.	480	7,628
Bitfarms Ltd.(1)	320	723
BlackBerry Ltd.(1)	1,920	5,353
Boralex, Inc., A Shares	640	16,242
Boyd Group Services, Inc.	100	16,740
Calibre Mining Corp.(1)	4,850	7,330
Canada Goose Holdings, Inc.(1)	320	4,625
Canadian Western Bank	800	14,868
Canfor Corp.(1)	320	3,517
Capital Power Corp.	960	27,702
Capstone Copper Corp.(1)	2,880	20,285
Cardinal Energy Ltd.	960	4,966
Cascades, Inc.	640	4,574
Celestica, Inc.(1)	960	53,665
Centerra Gold, Inc.	1,600	11,000
CES Energy Solutions Corp.	1,920	10,171
Chorus Aviation, Inc.(1)	640	1,047
CI Financial Corp.	1,280	13,740
Colliers International Group, Inc.	320	35,882
Computer Modelling Group Ltd.	640	6,339
Converge Technology Solutions Corp.	960	3,318
Corus Entertainment, Inc., B Shares	640	223
Crew Energy, Inc.(1)	1,280	4,179
Definity Financial Corp.	640	20,299
Docebo, Inc.(1)	160	5,503
Doman Building Materials Group Ltd.	640	3,371
DREAM Unlimited Corp., Class A	320	4,461
Dundee Precious Metals, Inc.	1,440	11,886
Dye & Durham Ltd.	320	2,883
ECN Capital Corp.	800	1,021
Eldorado Gold Corp.(1)	1,600	25,873
Enerflex Ltd.	640	3,325
Enerplus Corp.	1,480	30,090
Enghouse Systems Ltd.	320	6,419
Ensign Energy Services, Inc.(1)	640	1,103
EQB, Inc.	320	20,572
Equinox Gold Corp.(1)	2,400	13,031
ERO Copper Corp.(1)	640	13,627
Exchange Income Corp.	160	5,203

Extendicare, Inc.	480	2,617
Fiera Capital Corp.	320	1,639
Finning International, Inc.	480	14,337
First Majestic Silver Corp.	1,760	12,603
First National Financial Corp.	160	4,342
Fission Uranium Corp.(1)	3,200	2,723
Fortuna Silver Mines, Inc.(1)	2,720	17,043
Freehold Royalties Ltd.	960	10,192
Frontera Energy Corp.	320	2,092
Gear Energy Ltd.	1,600	845
Gibson Energy, Inc.	1,120	18,719
goeasy Ltd.	160	21,429
GoGold Resources, Inc.(1)	1,280	1,503
GoldMining, Inc.(1)	640	578
Headwater Exploration, Inc.	1,600	8,957
Hudbay Minerals, Inc.	2,400	23,420
Hut 8 Corp.(1)	384	3,336
i-80 Gold Corp.(1)	960	1,049
IAMGOLD Corp.(1)	3,520	13,843
Innergex Renewable Energy, Inc.	640	4,583
Interfor Corp.(1)	320	4,165
International Petroleum Corp.(1)	800	10,689
Journey Energy, Inc.(1)	320	808
Karora Resources, Inc.(1)	1,280	5,193
Kelt Exploration Ltd.(1)	1,600	7,396
Labrador Iron Ore Royalty Corp.	320	7,090
Laurentian Bank of Canada	320	5,858
Lightspeed Commerce, Inc.(1)	960	13,918
Linamar Corp.	320	16,672
Lion Electric Co.(1)	640	690
Lithium Americas Argentina Corp.(1)	480	2,187
Lundin Gold, Inc.	960	14,179
Major Drilling Group International, Inc.(1)	320	2,334
Maple Leaf Foods, Inc.	640	10,612
Martinrea International, Inc.	640	5,630
Mattr Corp.(1)	640	7,870
MDA Space Ltd.(1)	960	8,297
Methanex Corp.	320	17,165
MTY Food Group, Inc.	160	5,165
Mullen Group Ltd.	640	6,109
Neo Performance Materials, Inc.	320	1,606
New Gold, Inc.(1)	6,400	13,993
New Pacific Metals Corp.(1)	480	916
North American Construction Group Ltd.	320	6,781
North West Co., Inc.	320	8,840
Northland Power, Inc.	1,260	21,540
Novagold Resources, Inc.(1)	210	825
NuVista Energy Ltd.(1)	1,440	14,432
Obsidian Energy Ltd.(1)	640	4,898
OceanaGold Corp.	5,440	12,493
Onex Corp.	320	22,685
Orla Mining Ltd.(1)	800	3,398
Osisko Gold Royalties Ltd.	1,120	18,802
Osisko Mining, Inc.(1)	1,440	3,265
Paramount Resources Ltd., A Shares	640	15,397

Parex Resources, Inc.	960	15,756
Park Lawn Corp.	160	1,955
Parkland Corp.	640	18,468
Pason Systems, Inc.	320	3,872
Payfare, Inc.(1)	160	778
Pet Valu Holdings Ltd.	320	6,311
PetroTal Corp.	6,400	3,663
Peyto Exploration & Development Corp.	1,920	21,539
PHX Energy Services Corp.	480	3,261
Pine Cliff Energy Ltd.	1,920	1,521
Pizza Pizza Royalty Corp.	320	3,127
PrairieSky Royalty Ltd.	1,280	26,024
Precision Drilling Corp.(1)	160	11,912
Premium Brands Holdings Corp.	260	17,054
Primo Water Corp.	960	21,659
Quipt Home Medical Corp.(1)	160	539
Real Matters, Inc.(1)	640	2,681
Richelieu Hardware Ltd.	100	2,791
Rogers Sugar, Inc.	640	2,738
Russel Metals, Inc.	640	17,172
Sandstorm Gold Ltd.	1,920	10,833
Savaria Corp.	320	4,182
Seabridge Gold, Inc.(1)	640	10,143
Secure Energy Services, Inc.	2,080	17,245
Sienna Senior Living, Inc.	480	5,057
Silvercorp Metals, Inc.	1,280	5,109
SilverCrest Metals, Inc.(1)	1,120	10,017
Sleep Country Canada Holdings, Inc.	320	6,022
Solaris Resources, Inc.(1)	320	1,064
Spartan Delta Corp.	960	3,022
Spin Master Corp., VTG Shares	320	6,823
Sprott, Inc.	160	7,193
SSR Mining, Inc.	1,280	6,828
Stelco Holdings, Inc.	320	9,570
StorageVault Canada, Inc.	1,600	5,294
Strathcona Resources Ltd.(1)	18	485
SunOpta, Inc.(1)	480	2,902
Superior Plus Corp.	1,600	11,035
Surge Energy, Inc.	800	4,279
Tamarack Valley Energy Ltd.	5,120	14,425
Timbercreek Financial Corp.	640	3,334
Topaz Energy Corp.	640	10,763
Torex Gold Resources, Inc.(1)	640	10,072
Total Energy Services, Inc.	320	2,219
TransAlta Corp.	1,600	11,493
Transcontinental, Inc., Class A	480	4,821
Trican Well Service Ltd.	1,600	5,259
Triple Flag Precious Metals Corp.	320	5,285
Trisura Group Ltd.(1)	160	4,734
Valeura Energy, Inc.(1)	1,120	4,602
Veren, Inc.	4,360	37,939
Vermilion Energy, Inc.	1,600	19,792
Victoria Gold Corp.(1)	320	1,902
Wajax Corp.	320	6,180
Well Health Technologies Corp.(1)	960	2,641

Westshore Terminals Investment Corp.	320	5,419
Whitecap Resources, Inc.	4,040	31,628
Winpak Ltd.	320	10,241
		1,664,713
Denmark — 2.1%
ALK-Abello AS(1)	1,107	24,725
Alm Brand AS	5,441	10,837
Bavarian Nordic AS(1)	525	14,166
cBrain AS	107	4,812
Chemometec AS	121	6,444
D/S Norden AS	210	10,197
Dfds AS	328	10,218
FLSmidth & Co. AS	340	19,582
GN Store Nord AS(1)	1,074	34,150
Green Hydrogen Systems AS(1)	346	480
H&H International AS, B Shares(1)	72	1,119
ISS AS	1,433	27,796
Nilfisk Holding AS(1)	33	721
NKT AS(1)	518	44,980
NTG Nordic Transport Group AS(1)	76	3,256
Per Aarsleff Holding AS	174	9,534
Ringkjoebing Landbobank AS	256	45,930
Royal Unibrew AS(1)	257	21,123
Schouw & Co. AS	115	9,588
Solar AS, B Shares	54	2,785
Spar Nord Bank AS	659	12,212
Sydbank AS	555	29,578
TORM PLC, Class A	490	18,133
		362,366
Finland — 1.1%
Anora Group OYJ	545	2,758
Citycon OYJ(1)	1,209	5,604
Enento Group OYJ	275	5,426
Finnair OYJ(1)	664	2,048
F-Secure OYJ	1,284	3,145
Harvia OYJ	260	11,822
Incap OYJ(1)	192	2,474
Kemira OYJ	1,707	40,235
Kojamo OYJ(1)	787	8,640
Mandatum OYJ	1,921	8,633
Marimekko OYJ	545	9,483
Nokian Renkaat OYJ	1,966	18,070
Outokumpu OYJ	5,668	23,544
Puuilo OYJ	907	10,410
QT Group OYJ(1)	236	20,825
Revenio Group OYJ	306	9,360
Tokmanni Group Corp.	729	10,780
WithSecure OYJ(1)	1,316	1,578
YIT OYJ	1,473	3,845
		198,680
France — 3.8%
Aperam SA	740	21,344
Atos SE(1)	2,060	3,773
Believe SA(1)	170	2,797
Beneteau SACA	474	6,938

Boiron SA	83	3,246
Carbios SACA(1)	82	2,294
Catana Group	297	1,744
Cie des Alpes	376	6,558
Clariane SE	641	2,259
Coface SA	1,753	26,993
Derichebourg SA	2,056	11,720
Elior Group SA(1)	977	3,923
Equasens	89	5,976
Eramet SA(1)	129	14,895
Esker SA	73	15,206
Etablissements Maurel et Prom SA	1,376	10,047
Euroapi SA(1)	466	1,835
Eutelsat Communications SACA(1)	1,996	10,101
Fnac Darty SA	160	6,017
Forvia SE(1)	1,197	19,651
Genfit SA(1)	608	3,123
ID Logistics Group SACA(1)	36	15,868
Imerys SA	491	19,243
IPSOS SA	545	39,754
Kaufman & Broad SA	168	6,070
La Francaise De L'energie SACA(1)	59	2,431
Maisons du Monde SA	314	1,803
McPhy Energy SA(1)	224	739
Mersen SA	308	12,891
Metropole Television SA	433	6,594
Nexans SA	300	36,512
Nexity SA(1)	648	8,828
Opmobility	832	9,889
OVH Groupe SAS(1)	570	2,823
Quadient SA	283	6,829
ReWorld Media SA(1)	260	837
Rubis SCA	1,376	49,018
Seche Environnement SACA	33	3,759
SES SA	6,240	35,684
SMCP SA(1)	761	2,153
Societe BIC SA(1)	361	27,012
Solutions 30 SE(1)	1,548	3,474
Television Francaise 1 SA	779	7,671
Trigano SA	128	19,579
Ubisoft Entertainment SA(1)	1,672	40,890
Vallourec SACA(1)	3,825	68,507
Valneva SE(1)	456	2,051
Vicat SACA	324	12,845
Voltalia SA(1)	538	6,438
VusionGroup(1)	67	10,700
Wavestone	113	7,337
X-Fab Silicon Foundries SE(1)	1,064	7,714
		656,383
Germany — 4.1%
1&1 AG	337	6,419
7C Solarparken AG	452	1,578
About You Holding SE(1)	355	1,488
Adesso SE	24	2,581
ADLER Group SA(1)	434	86

Adtran Networks SE(1)	121	2,640
Amadeus Fire AG	40	4,829
Aroundtown SA(1)	8,076	19,052
Atoss Software SE	33	8,408
Aumann AG	67	1,341
Aurubis AG	211	17,952
Auto1 Group SE(1)	712	5,425
Basler AG(1)	50	641
BayWa AG	164	4,036
Befesa SA	250	9,031
Bijou Brigitte AG	32	1,483
Bilfinger SE	204	11,185
Borussia Dortmund GmbH & Co. KGaA(1)	584	2,609
BRANICKS Group AG(1)	172	465
CANCOM SE	279	9,373
Ceconomy AG(1)	1,082	3,674
Cewe Stiftung & Co. KGaA	36	4,202
Cliq Digital AG	52	481
CompuGroup Medical SE & Co. KGaA	203	6,118
Datagroup SE	28	1,590
Dermapharm Holding SE	154	6,149
Deutsche Pfandbriefbank AG(1)(2)	971	6,065
Deutsche Rohstoff AG	58	2,422
Deutz AG	1,338	7,663
Draegerwerk AG & Co. KGaA	19	966
Draegerwerk AG & Co. KGaA, Preference Shares	64	3,503
Duerr AG	385	9,890
Eckert & Ziegler SE	135	6,759
Elmos Semiconductor SE	49	4,552
ElringKlinger AG	210	1,366
Encavis AG(1)	969	17,769
Energiekontor AG	57	4,475
Evotec SE(1)	1,035	9,824
Fielmann Group AG	228	10,863
flatexDEGIRO AG(1)	739	11,345
Formycon AG(1)	65	3,140
Fraport AG Frankfurt Airport Services Worldwide(1)	275	15,954
Freenet AG	921	24,020
Friedrich Vorwerk Group SE	51	919
Gerresheimer AG	324	37,115
GFT Technologies SE	140	4,107
Grand City Properties SA(1)	602	7,375
Grenke AG	217	5,118
Hamburger Hafen und Logistik AG(1)	61	1,065
Heidelberger Druckmaschinen AG(1)	2,017	2,555
HelloFresh SE(1)	742	4,457
Hensoldt AG	409	16,675
Hornbach Holding AG & Co. KGaA	68	5,733
HUGO BOSS AG	269	14,239
Hypoport SE(1)	18	5,780
Indus Holding AG	153	4,492
Instone Real Estate Group SE	121	1,219
Jenoptik AG	340	10,197
JOST Werke SE	115	5,787
Jungheinrich AG, Preference Shares	417	16,295

K&S AG	1,064	15,669
Kloeckner & Co. SE	481	3,196
Kontron AG	282	6,698
Krones AG(1)	120	16,482
Lanxess AG	675	18,288
LPKF Laser & Electronics SE(1)	206	1,805
Medios AG(1)	82	1,276
METRO AG	890	4,750
Mutares SE & Co. KGaA	171	7,816
Nagarro SE(1)	66	5,806
New Work SE(1)	8	521
Norma Group SE	260	5,170
Patrizia SE(1)	307	2,680
ProSiebenSat.1 Media SE	1,224	10,175
PVA TePla AG(1)	142	2,888
SAF-Holland SE(1)	493	9,478
Salzgitter AG	179	4,452
Schaeffler AG, Preference Shares	1,258	8,136
Secunet Security Networks AG	8	1,247
SGL Carbon SE(1)	449	3,462
Siltronic AG	203	16,539
Sixt SE(1)	82	6,753
Sixt SE, Preference Shares(1)	104	6,703
SMA Solar Technology AG	132	6,987
Stabilus SE	208	12,974
Steico SE	19	709
STO SE & Co. KGaA, Preference Shares	18	3,361
Stroeer SE & Co. KGaA	257	18,335
Suedzucker AG	491	7,519
SUESS MicroTec SE	152	9,099
Synlab AG(1)	362	4,362
TAG Immobilien AG(1)	1,248	19,499
Takkt AG	122	1,557
TeamViewer SE(1)	1,018	12,906
thyssenkrupp AG	4,339	21,505
Thyssenkrupp Nucera AG & Co. KGaA(1)	95	1,205
United Internet AG	12	284
Varta AG(1)	140	1,644
Verbio SE	83	2,045
VIB Vermoegen AG(1)	40	448
Vossloh AG	75	3,955
Wacker Neuson SE	243	4,425
		709,349
Hong Kong — 1.4%
Bright Smart Securities & Commodities Group Ltd.	8,000	1,807
Cafe de Coral Holdings Ltd.	6,000	6,322
China Beststudy Education Group	5,000	2,178
Chow Sang Sang Holdings International Ltd.	2,000	2,094
CITIC Telecom International Holdings Ltd.	25,000	8,211
Cowell e Holdings, Inc.(1)	4,000	10,906
EC Healthcare	1,000	195
E-Commodities Holdings Ltd.	20,000	4,453
First Pacific Co. Ltd.	26,000	12,497
Giordano International Ltd.	16,000	3,995
Hang Lung Group Ltd.	11,000	12,228

HKBN Ltd.	9,500	3,142
Hong Kong Resources Holdings Co. Ltd.(1)	164	12
Hong Kong Technology Venture Co. Ltd.(1)	4,000	873
Hysan Development Co. Ltd.	7,000	10,853
IGG, Inc.(1)	11,000	4,316
Johnson Electric Holdings Ltd.	6,000	9,187
JS Global Lifestyle Co. Ltd.	19,000	3,664
Luk Fook Holdings International Ltd.	4,000	9,820
Man Wah Holdings Ltd.	4,400	3,662
OSL Group Ltd.(1)	1,500	1,392
Pacific Basin Shipping Ltd.	91,000	32,035
Pacific Textiles Holdings Ltd.	8,000	1,546
Sinohope Technology Holdings Ltd.(1)	2,500	850
Stella International Holdings Ltd.	10,000	18,941
SUNeVision Holdings Ltd.	1,000	346
Television Broadcasts Ltd.(1)	5,700	2,592
Texhong International Group Ltd.(1)	2,000	1,128
Theme International Holdings Ltd.	40,000	2,974
United Laboratories International Holdings Ltd.	16,000	18,397
USPACE Technology Group Ltd.(1)	3,600	750
Value Partners Group Ltd.	4,000	874
Vitasoy International Holdings Ltd.	6,000	5,122
VSTECS Holdings Ltd.	10,000	5,889
VTech Holdings Ltd.	2,300	16,492
Yue Yuen Industrial Holdings Ltd.	13,000	24,035
		243,778
Ireland — 0.3%
Cairn Homes PLC	4,582	8,339
Dalata Hotel Group PLC	1,628	7,458
Glanbia PLC	1,092	22,443
Glenveagh Properties PLC(1)	4,196	6,310
Origin Enterprises PLC	801	2,679
Uniphar PLC	996	2,819
		50,048
Israel — 2.5%
Africa Israel Residences Ltd.	44	2,609
Airport City Ltd.(1)	633	9,445
Alony Hetz Properties & Investments Ltd.	1,163	7,757
Altshuler Shaham Finance Ltd.	512	659
Amot Investments Ltd.	1,976	7,731
Arad Investment & Industrial Development Ltd.(1)	35	947
Ashdod Refinery Ltd.	72	1,438
Ashtrom Group Ltd.(1)	323	4,065
AudioCodes Ltd.	100	999
Aura Investments Ltd.	1,340	4,632
Azorim-Investment Development & Construction Co. Ltd.(1)	696	2,978
Bet Shemesh Engines Holdings 1997 Ltd.	58	3,025
Big Shopping Centers Ltd.(1)	116	11,368
Blue Square Real Estate Ltd.	36	2,597
Caesarstone Ltd.(1)	115	688
Cellcom Israel Ltd.(1)	936	3,703
Ceragon Networks Ltd.(1)	524	1,378
Clal Insurance Enterprises Holdings Ltd.(1)	624	10,199
Cognyte Software Ltd.(1)	491	3,732
Danel Adir Yeoshua Ltd.(1)	43	3,953

Danya Cebus Ltd.	32	642
Delek Group Ltd.	91	10,449
Delta Galil Ltd.	109	4,898
Direct Finance of Direct Group 2006 Ltd.	8	1,127
Doral Group Renewable Energy Resources Ltd.(1)	620	1,849
Elco Ltd.	44	1,259
Electra Consumer Products 1970 Ltd.(1)	75	1,603
Electra Ltd.	16	5,695
Electra Real Estate Ltd.	177	1,630
Energix-Renewable Energies Ltd.	2,099	8,716
Enlight Renewable Energy Ltd.(1)	539	9,352
Fattal Holdings 1998 Ltd.(1)	81	9,369
FIBI Holdings Ltd.	193	8,253
Formula Systems 1985 Ltd.	68	5,263
Fox Wizel Ltd.	57	4,354
G City Ltd.(1)	824	2,053
Gilat Satellite Networks Ltd.(1)	420	2,320
Hagag Group Real Estate Development(1)	164	701
Harel Insurance Investments & Financial Services Ltd.	984	8,422
Hilan Ltd.	131	7,400
IDI Insurance Co. Ltd.	76	2,220
Inmode Ltd.(1)	392	7,499
Innoviz Technologies Ltd.(1)	602	632
Inrom Construction Industries Ltd.	728	2,127
Isracard Ltd.	1,761	6,116
Israel Canada T.R Ltd.	1,153	4,064
Israel Corp. Ltd.	35	8,292
Israel Land Development Co. Ltd.(1)	75	635
Isras Holdings Ltd.(1)	35	2,843
Isras Investment Co. Ltd.	17	3,335
Ituran Location & Control Ltd.	121	3,350
Kenon Holdings Ltd.	172	4,353
Kornit Digital Ltd.(1)	388	5,517
Kvutzat Acro Ltd.	121	1,195
M Yochananof & Sons Ltd.	33	1,730
Magic Software Enterprises Ltd.	179	1,907
Matrix IT Ltd.	267	5,310
Max Stock Ltd.	852	2,242
Maytronics Ltd.	282	1,454
Mega Or Holdings Ltd.	177	4,268
Menora Mivtachim Holdings Ltd.	210	5,408
Migdal Insurance & Financial Holdings Ltd.	3,620	4,336
Mivne Real Estate KD Ltd.	4,819	11,223
Nano Dimension Ltd., ADR(1)	1,832	4,983
Nano-X Imaging Ltd.(1)	217	1,814
Next Vision Stabilized Systems Ltd.	480	7,405
Oddity Tech Ltd., Class A(1)	83	2,981
Oil Refineries Ltd.	35,273	9,597
One Software Technologies Ltd.	296	4,064
OPC Energy Ltd.(1)	929	7,222
Partner Communications Co. Ltd.(1)	1,297	6,062
Paz Oil Co. Ltd.	96	9,751
Perion Network Ltd.(1)	352	4,437
Phoenix Holdings Ltd.	1,394	13,312
Prashkovsky Investments & Construction Ltd.	50	1,111

Priortech Ltd.(1)	80	4,412
Property & Building Corp. Ltd.(1)	17	819
Radware Ltd.(1)	268	5,438
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	64	3,594
Retailors Ltd.	154	3,167
Riskified Ltd., Class A(1)	466	2,838
Sapiens International Corp. NV	249	8,387
Scope Metals Group Ltd.(1)	58	1,878
Shikun & Binui Ltd.(1)	3,064	6,365
Shufersal Ltd.	2,772	18,335
SimilarWeb Ltd.(1)	156	1,200
Strauss Group Ltd.	363	6,005
Summit Real Estate Holdings Ltd.	267	3,115
Tadiran Group Ltd.	11	658
Taro Pharmaceutical Industries Ltd.(1)	76	3,254
Tel Aviv Stock Exchange Ltd.	659	4,536
WalkMe Ltd.(1)	146	1,329
YH Dimri Construction & Development Ltd.	59	4,552
ZIM Integrated Shipping Services Ltd.(1)	690	15,553
		437,488
Italy — 3.1%
ACEA SpA	523	9,902
Anima Holding SpA	1,572	8,401
Arnoldo Mondadori Editore SpA	1,664	4,251
Azimut Holding SpA	1,274	33,935
Banca IFIS SpA	345	7,597
Banca Monte dei Paschi di Siena SpA	6,361	34,363
Banca Popolare di Sondrio SpA	5,352	41,954
BFF Bank SpA	2,817	28,106
Biesse SpA	98	1,280
Carel Industries SpA	140	2,653
Cementir Holding NV	609	6,683
Credito Emiliano SpA	1,128	11,797
d'Amico International Shipping SA	577	4,349
Danieli & C Officine Meccaniche SpA	160	6,424
Danieli & C Officine Meccaniche SpA, Preference Shares	505	15,221
Datalogic SpA(1)	164	1,056
De' Longhi SpA	978	34,420
Digital Bros SpA(1)	50	557
doValue SpA(1)	385	1,018
El.En. SpA	410	4,501
Enav SpA	3,411	14,024
ERG SpA	72	2,017
Esprinet SpA(1)	260	1,402
Eurogroup Laminations SpA	424	1,969
Fila SpA	434	4,386
Fincantieri SpA(1)	5,962	3,824
GVS SpA(1)	708	5,092
Iren SpA	8,492	17,493
Iveco Group NV	2,355	28,239
Maire SpA	1,888	15,565
MARR SpA	242	3,040
MFE-MediaForEurope NV, Class A	2,849	9,783
MFE-MediaForEurope NV, Class B	921	4,192
OVS SpA	2,976	8,848

Piaggio & C SpA	2,048	6,341
RAI Way SpA	1,348	7,639
Safilo Group SpA(1)	2,152	2,738
Saipem SpA(1)	11,243	28,078
Salcef Group SpA	249	6,921
Salvatore Ferragamo SpA	442	4,504
Sanlorenzo SpA	178	8,210
Saras SpA	6,084	10,786
Sesa SpA	89	10,319
Sogefi SpA	1,001	3,195
Spaxs SpA(1)	580	3,288
Tamburi Investment Partners SpA	1,626	16,657
Technogym SpA	1,643	16,654
Unieuro SpA	200	2,097
Unipol Gruppo SpA	2,592	26,721
Webuild SpA	5,227	11,998
Wiit SpA	139	2,718
		547,206
Japan — 28.9%
77 Bank Ltd.	400	11,974
A&D HOLON Holdings Co. Ltd.	300	5,595
Access Co. Ltd.(1)	300	2,657
Adastria Co. Ltd.	200	4,619
ADEKA Corp.	800	17,198
Advanced Media, Inc.	100	744
Aeon Delight Co. Ltd.	200	5,220
AEON Financial Service Co. Ltd.	1,000	8,400
Aeon Hokkaido Corp.	400	2,375
Ahresty Corp.	200	939
Ai Holdings Corp.	100	1,577
Aica Kogyo Co. Ltd.	500	11,003
Aichi Corp.	300	2,221
Aichi Financial Group, Inc.	100	1,738
Aichi Steel Corp.	100	2,386
Aichi Tokei Denki Co. Ltd.	100	1,374
Aida Engineering Ltd.	200	1,143
Aiful Corp.	3,000	7,738
Ain Holdings, Inc.	200	7,454
Aiphone Co. Ltd.	100	1,870
Airtrip Corp.	100	813
Aisan Industry Co. Ltd.	400	3,482
AIT Corp.	100	1,145
Akebono Brake Industry Co. Ltd.(1)	100	91
Akita Bank Ltd.	100	1,629
Alconix Corp.	300	2,778
Alpen Co. Ltd.	200	2,562
Alps Alpine Co. Ltd.	2,000	18,862
Altech Corp.	200	3,256
Amano Corp.	500	12,020
Amvis Holdings, Inc.	300	3,796
Anest Iwata Corp.	300	2,624
Anicom Holdings, Inc.	400	1,570
Anritsu Corp.	1,500	11,020
Anycolor, Inc.(1)	100	1,381
AOKI Holdings, Inc.	500	4,040

Aoyama Trading Co. Ltd.	500	4,940
Aoyama Zaisan Networks Co. Ltd.	100	870
Aozora Bank Ltd.	800	12,068
Arata Corp.	400	8,200
ARCLANDS Corp.	487	5,955
Arcs Co. Ltd.	400	7,550
ARE Holdings, Inc.	800	10,477
Arealink Co. Ltd.	100	1,958
Argo Graphics, Inc.	200	5,337
Arisawa Manufacturing Co. Ltd.	300	2,969
Artience Co. Ltd.	400	8,566
Artner Co. Ltd.	100	1,317
As One Corp.	400	6,361
Asahi Co. Ltd.	100	907
Asahi Diamond Industrial Co. Ltd.	400	2,252
Asahi Yukizai Corp.	100	3,062
Asanuma Corp.	100	2,283
Asia Pile Holdings Corp.	100	634
ASKA Pharmaceutical Holdings Co. Ltd.	200	2,999
ASKUL Corp.	400	5,674
Asukanet Co. Ltd.	100	369
Atom Corp.(1)	1,000	4,529
Autobacs Seven Co. Ltd.	800	7,828
Avant Group Corp.	100	846
Avex, Inc.	200	1,527
Awa Bank Ltd.	300	5,568
Axial Retailing, Inc.	800	5,109
AZ-COM MARUWA Holdings, Inc.	200	1,525
Bando Chemical Industries Ltd.	300	3,488
Bank of Iwate Ltd.	100	1,796
Bank of Nagoya Ltd.	100	4,834
Bank of the Ryukyus Ltd.	300	2,444
Baroque Japan Ltd.	100	493
Base Food, Inc.(1)	100	207
Beenos, Inc.	100	1,339
Belc Co. Ltd.	100	4,683
Bell System24 Holdings, Inc.	300	3,066
Belluna Co. Ltd.	400	1,829
Bic Camera, Inc.	1,000	9,991
B-Lot Co. Ltd.	200	1,145
BML, Inc.	100	1,784
Bookoff Group Holdings Ltd.	100	985
BrainPad, Inc.	100	706
BRONCO BILLY Co. Ltd.	100	2,588
Bunka Shutter Co. Ltd.	600	6,937
Bushiroad, Inc.	100	208
Business Brain Showa-Ota, Inc.	100	1,355
C Uyemura & Co. Ltd.	100	6,603
Canon Electronics, Inc.	200	2,926
Careerlink Co. Ltd.	100	1,490
Carenet, Inc.	300	988
Carlit Holdings Co. Ltd.	100	778
Casio Computer Co. Ltd.	1,600	11,930
Cawachi Ltd.	100	1,849
Celsys, Inc.	200	1,061

Central Automotive Products Ltd.	100	3,171
Central Glass Co. Ltd.	200	4,568
Change Holdings, Inc.	200	1,587
Charm Care Corp. KK	100	987
Chiba Kogyo Bank Ltd.	500	3,273
Chikaranomoto Holdings Co. Ltd.	100	887
Chofu Seisakusho Co. Ltd.	100	1,448
Chori Co. Ltd.	100	2,261
Chubu Steel Plate Co. Ltd.	200	3,476
Chudenko Corp.	200	4,173
Chuetsu Pulp & Paper Co. Ltd.	100	993
Chugin Financial Group, Inc.	1,600	17,298
CI Takiron Corp.	200	934
Citizen Watch Co. Ltd.	1,800	11,691
CKD Corp.	500	9,793
CMK Corp.	800	3,055
Coca-Cola Bottlers Japan Holdings, Inc.	1,100	12,820
COLOPL, Inc.	100	364
Colowide Co. Ltd.	600	7,608
Computer Engineering & Consulting Ltd.	200	2,211
Comture Corp.	100	1,144
Copro-Holdings Co. Ltd.	100	928
Cosel Co. Ltd.	300	2,621
Cover Corp.(1)	200	2,215
Create Restaurants Holdings, Inc.	1,000	6,907
Create SD Holdings Co. Ltd.	300	6,435
Creek & River Co. Ltd.	100	1,075
Cresco Ltd.	100	1,554
CrowdWorks, Inc.(1)	100	573
CTI Engineering Co. Ltd.	100	3,197
Curves Holdings Co. Ltd.	300	1,419
CYBERDYNE, Inc.(1)	500	606
Cybozu, Inc.	200	2,207
Dai-Dan Co. Ltd.	400	8,334
Daido Steel Co. Ltd.	1,600	16,167
Daiei Kankyo Co. Ltd.	400	6,350
Daihatsu Diesel Manufacturing Co. Ltd.	200	2,103
Daiichikosho Co. Ltd.	400	4,187
Daiki Aluminium Industry Co. Ltd.	100	844
Daikokutenbussan Co. Ltd.	100	5,451
Daikyonishikawa Corp.	400	1,778
Daio Paper Corp.	700	3,948
Daiseki Co. Ltd.	300	6,179
Daiseki Eco. Solution Co. Ltd.	100	654
Daishi Hokuetsu Financial Group, Inc.	300	9,627
Daishinku Corp.	200	885
Daito Pharmaceutical Co. Ltd.	110	1,560
Daitron Co. Ltd.	100	2,005
Daiwabo Holdings Co. Ltd.	900	15,922
DCM Holdings Co. Ltd.	1,000	9,727
DD GROUP Co. Ltd.(1)	100	809
Dear Life Co. Ltd.	100	551
Demae-Can Co. Ltd.(1)	400	618
DeNA Co. Ltd.	200	1,874
Denka Co. Ltd.	800	11,303

Dentsu Soken, Inc.	200	6,555
Denyo Co. Ltd.	100	1,702
Dexerials Corp.	600	25,264
DIC Corp.	1,000	20,712
Digital Arts, Inc.	100	2,248
Digital Garage, Inc.	200	3,093
Digital Holdings, Inc.	100	659
Dip Corp.	300	4,985
Doshisha Co. Ltd.	100	1,418
Doutor Nichires Holdings Co. Ltd.	300	4,117
Dowa Holdings Co. Ltd.	700	25,840
Drecom Co. Ltd.(1)	100	459
DTS Corp.	400	10,640
Duskin Co. Ltd.	400	9,282
DyDo Group Holdings, Inc.	200	3,256
Eagle Industry Co. Ltd.	200	2,403
Earth Corp.	100	2,995
Earth Infinity Co. Ltd.	100	65
EAT&HOLDINGS Co. Ltd.	100	1,314
EDION Corp.	700	7,008
eGuarantee, Inc.	300	2,570
Ehime Bank Ltd.	100	829
Eiken Chemical Co. Ltd.	300	3,999
Eizo Corp.	100	3,183
Elan Corp.	200	1,082
Elecom Co. Ltd.	400	3,947
Elematec Corp.	100	1,283
EM Systems Co. Ltd.	100	399
en Japan, Inc.	300	5,122
Endo Lighting Corp.	100	1,032
ENECHANGE Ltd.(1)	100	301
Enigmo, Inc.	200	423
Enplas Corp.	100	4,672
eRex Co. Ltd.(1)	100	443
ES-Con Japan Ltd.	200	1,325
Eslead Corp.	100	2,632
ESPEC Corp.	100	2,082
Eternal Hospitality Group Co. Ltd.	100	2,440
euglena Co. Ltd.(1)	600	2,065
Exedy Corp.	300	4,929
EXEO Group, Inc.	1,800	18,468
Ezaki Glico Co. Ltd.	500	12,931
Fancl Corp.	600	7,547
FCC Co. Ltd.	400	5,717
Ferrotec Holdings Corp.	300	5,129
Fibergate, Inc.	100	793
FIDEA Holdings Co. Ltd.	100	1,061
First Bank of Toyama Ltd.	500	3,778
Fixstars Corp.	100	1,179
Food & Life Cos. Ltd.	1,000	18,183
Foster Electric Co. Ltd.	300	3,361
FP Corp.	500	7,768
FP Partner, Inc.	100	2,660
France Bed Holdings Co. Ltd.	100	753
Freee KK(1)	300	4,800

Fronteo, Inc.(1)	100	374
Fudo Tetra Corp.	200	3,202
Fuji Co. Ltd.	300	3,698
Fuji Corp. /Aichi	700	11,329
Fuji Kyuko Co. Ltd.	100	1,939
Fuji Oil Co. Ltd.	800	2,657
Fuji Oil Holdings, Inc.	300	4,730
Fuji Pharma Co. Ltd.	200	1,892
Fuji Seal International, Inc.	200	3,072
Fuji Soft, Inc.	100	4,133
Fujibo Holdings, Inc.	100	2,940
Fujicco Co. Ltd.	100	1,173
Fujikura Composites, Inc.	200	1,735
Fujikura Ltd.	2,400	49,525
Fujimi, Inc.	400	7,604
Fujimori Kogyo Co. Ltd.	200	5,530
Fujio Food Group, Inc.(1)	100	964
Fujishoji Co. Ltd.	100	740
Fujita Kanko, Inc.(1)	100	4,019
Fujitec Co. Ltd.	500	13,108
Fujitsu General Ltd.	300	4,118
Fujiya Co. Ltd.	100	1,588
Fukuda Denshi Co. Ltd.	200	7,871
Fukui Computer Holdings, Inc.	100	1,417
Fukushima Galilei Co. Ltd.	100	3,864
Fukuyama Transporting Co. Ltd.	200	4,808
FULLCAST Holdings Co. Ltd.	100	923
Funai Soken Holdings, Inc.	300	4,197
Furukawa Co. Ltd.	300	3,791
Furukawa Electric Co. Ltd.	700	18,879
Furuno Electric Co. Ltd.	200	2,617
Furyu Corp.	100	661
Fuso Chemical Co. Ltd.	100	2,448
Futaba Industrial Co. Ltd.	900	5,174
Future Corp.	400	3,855
GA Technologies Co. Ltd.(1)	200	1,784
Gakken Holdings Co. Ltd.	200	1,251
Gakujo Co. Ltd.	100	1,125
Genki Sushi Co. Ltd.	100	1,975
Genky DrugStores Co. Ltd.	100	3,613
Gift Holdings, Inc.	100	1,853
giftee, Inc.(1)	100	655
Gig Works, Inc.	100	408
Giken Ltd.	100	1,202
Global Link Management KK	100	1,380
GLOBERIDE, Inc.	100	1,326
Glory Ltd.	400	6,986
GMO Financial Holdings, Inc.	400	2,009
GNI Group Ltd.(1)	500	7,036
Godo Steel Ltd.	100	3,343
Goldcrest Co. Ltd.	100	1,528
Gree, Inc.	300	980
Greens Co. Ltd.	100	1,304
GS Yuasa Corp.	1,100	23,374
GSI Creos Corp.	100	1,391

G-Tekt Corp.	300	3,749
GungHo Online Entertainment, Inc.	200	3,366
Gunma Bank Ltd.	3,500	24,119
Gunosy, Inc.(1)	100	461
Gunze Ltd.	100	3,417
H.U. Group Holdings, Inc.	500	7,990
H2O Retailing Corp.	1,100	17,457
Hachijuni Bank Ltd.	1,200	8,322
Hagihara Industries, Inc.	100	986
Hagiwara Electric Holdings Co. Ltd.	100	2,560
Hakuto Co. Ltd.	100	3,244
Halows Co. Ltd.	100	2,776
Hamakyorex Co. Ltd.	200	5,155
Hanwa Co. Ltd.	500	21,228
Happinet Corp.	200	4,512
Harmonic Drive Systems, Inc.	500	13,354
Hazama Ando Corp.	1,700	12,314
Heiwa Corp.	400	5,140
Heiwa Real Estate Co. Ltd.	300	7,243
Heiwado Co. Ltd.	200	3,021
Hennge KK(1)	200	1,285
Hiday Hidaka Corp.	200	3,770
HI-LEX Corp.	200	1,971
Hino Motors Ltd.(1)	2,500	6,998
Hioki EE Corp.	100	4,510
Hirata Corp.	100	4,436
Hirogin Holdings, Inc.	2,500	20,366
HIS Co. Ltd.(1)	400	4,368
Hisamitsu Pharmaceutical Co., Inc.	300	7,126
Hitachi Zosen Corp.	1,600	11,327
Hogy Medical Co. Ltd.	200	5,026
Hokkaido Electric Power Co., Inc.	2,500	26,251
Hokko Chemical Industry Co. Ltd.	200	1,961
Hokkoku Financial Holdings, Inc.	200	6,673
Hokuetsu Corp.	1,500	11,696
Hokuetsu Industries Co. Ltd.	200	2,828
Hokuhoku Financial Group, Inc.	1,000	14,470
Hokuriku Electric Power Co.	1,700	12,562
Hokuriku Electrical Construction Co. Ltd.	100	732
Hokuto Corp.	100	1,157
Honeys Holdings Co. Ltd.	200	2,114
Hoosiers Holdings Co. Ltd.	200	1,395
Horiba Ltd.	100	7,906
Hosiden Corp.	400	5,106
Hosokawa Micron Corp.	100	2,743
Hotland Co. Ltd.	100	1,713
House Foods Group, Inc.	400	7,367
HS Holdings Co. Ltd.	100	602
Hyakugo Bank Ltd.	2,000	8,970
Hyakujushi Bank Ltd.	200	4,407
IBJ, Inc.	200	765
Ichibanya Co. Ltd.	500	3,541
Ichigo, Inc.	2,500	6,303
Ichikoh Industries Ltd.	300	1,073
Ichiyoshi Securities Co. Ltd.	300	1,584

Idec Corp.	200	3,525
IDOM, Inc.	600	5,124
Iino Kaiun Kaisha Ltd.	900	7,502
I'll, Inc.	100	1,677
Imagica Group, Inc.	100	341
Inaba Denki Sangyo Co. Ltd.	500	12,345
Inabata & Co. Ltd.	500	10,659
Inageya Co. Ltd.	100	750
I-NE Co. Ltd.	100	1,020
Infocom Corp.	100	3,098
Infomart Corp.	1,800	3,516
INFRONEER Holdings, Inc.	1,300	11,259
Insource Co. Ltd.	200	1,238
Intage Holdings, Inc.	100	902
Integrated Design & Engineering Holdings Co. Ltd.	100	2,757
Inui Global Logistics Co. Ltd.	100	691
I-PEX, Inc.	100	1,276
Iriso Electronics Co. Ltd.	100	1,928
ISB Corp.	100	893
Ishihara Sangyo Kaisha Ltd.	300	3,131
Istyle, Inc.(1)	400	1,158
Itfor, Inc.	100	883
Itochu Enex Co. Ltd.	400	3,926
Itochu-Shokuhin Co. Ltd.	100	4,553
Itoham Yonekyu Holdings, Inc.	260	6,860
Itoki Corp.	400	3,922
IwaiCosmo Holdings, Inc.	200	2,846
Iyogin Holdings, Inc.	1,900	17,922
Izumi Co. Ltd.	400	8,586
J Front Retailing Co. Ltd.	2,500	24,293
J Trust Co. Ltd.	400	1,044
JAC Recruitment Co. Ltd.	600	2,553
Jaccs Co. Ltd.	100	3,097
JAFCO Group Co. Ltd.	400	4,556
JALCO Holdings, Inc.	100	254
Japan Aviation Electronics Industry Ltd.	300	4,671
Japan Business Systems, Inc.	100	685
Japan Cash Machine Co. Ltd.	200	1,575
Japan Communications, Inc.(1)	1,200	1,411
Japan Electronic Materials Corp.	100	2,195
Japan Elevator Service Holdings Co. Ltd.	700	12,696
Japan Investment Adviser Co. Ltd.	200	1,748
Japan Lifeline Co. Ltd.	600	4,358
Japan Material Co. Ltd.	500	6,205
Japan Petroleum Exploration Co. Ltd.	400	16,841
Japan Pulp & Paper Co. Ltd.	100	3,857
Japan Securities Finance Co. Ltd.	900	9,465
Japan Steel Works Ltd.	400	12,108
Japan System Techniques Co. Ltd.	200	2,103
Japan Wool Textile Co. Ltd.	400	3,444
JBCC Holdings, Inc.	100	2,005
JCU Corp.	200	4,687
JDC Corp.	400	1,182
Jeol Ltd.	500	21,544
JINS Holdings, Inc.	100	2,354

JINUSHI Co. Ltd.	100	1,490
JM Holdings Co. Ltd.	100	1,904
JMDC, Inc.	100	1,749
J-Oil Mills, Inc.	200	2,467
Joshin Denki Co. Ltd.	200	3,361
Joyful Honda Co. Ltd.	500	6,755
JP-Holdings, Inc.	600	1,976
JSB Co. Ltd.	100	1,768
JSP Corp.	100	1,382
Juki Corp.	100	317
Juroku Financial Group, Inc.	300	9,150
Justsystems Corp.	200	3,546
JVCKenwood Corp.	2,200	12,152
Kaga Electronics Co. Ltd.	200	7,307
Kakaku.com, Inc.	800	9,685
Kaken Pharmaceutical Co. Ltd.	200	4,546
Kamakura Shinsho Ltd.	100	351
Kameda Seika Co. Ltd.	100	2,530
Kamei Corp.	300	3,934
Kamigumi Co. Ltd.	400	8,129
Kanaden Corp.	100	1,025
Kanamoto Co. Ltd.	400	6,726
Kandenko Co. Ltd.	1,200	14,283
Kaneka Corp.	500	13,455
Kanematsu Corp.	900	15,441
Kanto Denka Kogyo Co. Ltd.	400	2,243
Kappa Create Co. Ltd.	200	2,091
Katitas Co. Ltd.	300	3,052
Kato Sangyo Co. Ltd.	300	7,922
Kato Works Co. Ltd.	100	834
Kawada Technologies, Inc.	300	5,204
KeePer Technical Laboratory Co. Ltd.	100	2,422
Keihanshin Building Co. Ltd.	100	987
Keikyu Corp.	2,200	16,227
KEIWA, Inc.	100	985
Keiyo Bank Ltd.	900	5,054
KFC Holdings Japan Ltd.	100	4,126
KH Neochem Co. Ltd.	300	4,318
Kibun Foods, Inc.	100	755
Kintetsu Department Store Co. Ltd.	100	1,360
Kisoji Co. Ltd.	200	3,176
Kissei Pharmaceutical Co. Ltd.	200	4,016
Kitanotatsujin Corp.	100	112
Kitz Corp.	800	5,748
Kiyo Bank Ltd.	500	6,041
Koa Corp.	200	1,885
Kohnan Shoji Co. Ltd.	200	5,345
Kojima Co. Ltd.	300	1,673
Kokuyo Co. Ltd.	100	1,721
KOMEDA Holdings Co. Ltd.	400	6,732
Komeri Co. Ltd.	300	7,134
Komori Corp.	300	2,448
Konica Minolta, Inc.	4,900	14,717
Konishi Co. Ltd.	700	5,465
Konoike Transport Co. Ltd.	300	4,310

Koshidaka Holdings Co. Ltd.	300	1,600
Kotobuki Spirits Co. Ltd.	1,200	13,274
KPP Group Holdings Co. Ltd.	500	2,629
K's Holdings Corp.	1,400	12,984
Kumagai Gumi Co. Ltd.	300	6,900
Kumiai Chemical Industry Co. Ltd.	300	1,470
Kura Sushi, Inc.	200	6,150
Kurabo Industries Ltd.	200	5,845
Kureha Corp.	400	7,336
Kusuri No. Aoki Holdings Co. Ltd.	400	8,124
KYB Corp.	200	6,942
Kyoei Steel Ltd.	300	4,081
Kyokuto Boeki Kaisha Ltd.	100	1,090
Kyokuto Kaihatsu Kogyo Co. Ltd.	200	3,184
Kyokuto Securities Co. Ltd.	200	1,856
Kyorin Pharmaceutical Co. Ltd.	300	3,274
Kyoritsu Maintenance Co. Ltd.	600	11,832
Kyosan Electric Manufacturing Co. Ltd.	100	378
Kyudenko Corp.	100	4,072
Kyushu Financial Group, Inc.	2,600	17,349
Lacto Japan Co. Ltd.	100	1,811
Leopalace21 Corp.	1,900	6,357
Life Corp.	200	5,224
Lifedrink Co., Inc.	100	3,465
Lifenet Insurance Co.(1)	500	4,599
LIFULL Co. Ltd.	100	104
LIKE, Inc.	100	990
Link & Motivation, Inc.	500	1,386
Lintec Corp.	400	8,265
Lion Corp.	500	4,022
LITALICO, Inc.	100	1,094
M&A Capital Partners Co. Ltd.	100	1,374
M&A Research Institute Holdings, Inc.(1)	200	4,862
Mabuchi Motor Co. Ltd.	1,000	15,484
Macnica Holdings, Inc.	400	16,453
Macromill, Inc.	100	564
Maeda Kosen Co. Ltd.	200	4,009
Makino Milling Machine Co. Ltd.	100	4,280
Management Solutions Co. Ltd.	100	1,123
Mandom Corp.	300	2,279
Mani, Inc.	800	9,516
MarkLines Co. Ltd.	100	2,001
Mars Group Holdings Corp.	100	2,166
Marubun Corp.	200	1,581
Maruha Nichiro Corp.	500	10,419
Maruichi Steel Tube Ltd.	500	11,930
MARUKA FURUSATO Corp.	100	1,392
Marusan Securities Co. Ltd.	200	1,293
Maruwa Co. Ltd.	100	22,464
Maruzen Showa Unyu Co. Ltd.	100	3,304
Marvelous, Inc.	100	384
Matsuda Sangyo Co. Ltd.	200	3,609
Matsui Securities Co. Ltd.	800	4,121
Matsuya Co. Ltd.	200	1,256
Matsuyafoods Holdings Co. Ltd.	100	3,427

Max Co. Ltd.	300	7,146
Maxell Ltd.	400	4,258
MCJ Co. Ltd.	700	6,129
MEC Co. Ltd.	100	2,777
Medical Data Vision Co. Ltd.	100	340
Medley, Inc.(1)	100	2,130
MedPeer, Inc.	100	374
Megachips Corp.	200	5,376
Megmilk Snow Brand Co. Ltd.	500	8,096
Meidensha Corp.	300	8,198
Meiji Shipping Group Co. Ltd.	200	923
Meiko Electronics Co. Ltd.	300	13,499
Meisei Industrial Co. Ltd.	300	2,481
MEITEC Group Holdings, Inc.	700	13,963
Meiwa Corp.	100	458
Meiwa Estate Co. Ltd.	200	1,176
Menicon Co. Ltd.	500	4,149
METAWATER Co. Ltd.	200	2,514
Micronics Japan Co. Ltd.	300	11,067
Midac Holdings Co. Ltd.	100	964
Milbon Co. Ltd.	100	2,166
Mimasu Semiconductor Industry Co. Ltd.	200	4,711
Ministop Co. Ltd.	100	1,006
Minkabu The Infonoid, Inc.	100	598
Mirai Industry Co. Ltd.	100	2,574
Miraial Co. Ltd.	100	1,004
Mirait One Corp.	900	10,936
Mirarth Holdings, Inc.	400	1,223
Miroku Jyoho Service Co. Ltd.	100	1,123
Mito Securities Co. Ltd.	400	1,391
Mitsuba Corp.	500	3,466
Mitsubishi Kakoki Kaisha Ltd.	100	2,610
Mitsubishi Logisnext Co. Ltd.	300	2,957
Mitsubishi Logistics Corp.	600	19,772
Mitsubishi Materials Corp.	1,500	29,309
Mitsubishi Paper Mills Ltd.	300	1,423
Mitsubishi Pencil Co. Ltd.	200	2,983
Mitsubishi Research Institute, Inc.	100	2,988
Mitsubishi Shokuhin Co. Ltd.	200	6,642
Mitsubishi Steel Manufacturing Co. Ltd.	100	978
Mitsui DM Sugar Holdings Co. Ltd.	100	2,028
Mitsui E&S Co. Ltd.	1,000	9,397
Mitsui High-Tec, Inc.	200	8,985
Mitsui Matsushima Holdings Co. Ltd.	200	5,960
Mitsui Mining & Smelting Co. Ltd.	800	25,882
Mitsui-Soko Holdings Co. Ltd.	300	8,238
Miura Co. Ltd.	500	10,340
MIXI, Inc.	100	1,823
Miyaji Engineering Group, Inc.	100	2,898
Miyazaki Bank Ltd.	100	2,184
Mizuho Leasing Co. Ltd.	1,000	6,794
Mizuno Corp.	200	10,410
Mochida Pharmaceutical Co. Ltd.	200	3,864
Modec, Inc.	200	3,433
Monex Group, Inc.	1,800	8,954

Monogatari Corp.	300	6,601
Morinaga & Co. Ltd.	700	11,196
Morinaga Milk Industry Co. Ltd.	800	16,527
Moriroku Holdings Co. Ltd.	100	1,775
Morita Holdings Corp.	100	1,160
Morito Co. Ltd.	100	931
MOS Food Services, Inc.	200	4,364
Mugen Estate Co. Ltd.	100	733
m-up Holdings, Inc.	200	1,601
Musashi Seimitsu Industry Co. Ltd.	400	4,402
Musashino Bank Ltd.	200	4,180
Muto Seiko Co.	100	1,149
Nabtesco Corp.	1,000	16,361
Nachi-Fujikoshi Corp.	100	2,208
Nagahori Corp.	100	891
Nagaileben Co. Ltd.	100	1,548
Nagano Keiki Co. Ltd.	100	2,047
Nagase & Co. Ltd.	900	17,640
Nagase Brothers, Inc.	100	1,169
Nagawa Co. Ltd.	100	4,971
Nakayama Steel Works Ltd.	300	1,832
Namura Shipbuilding Co. Ltd.	700	9,935
Nankai Electric Railway Co. Ltd.	1,000	16,531
Nanto Bank Ltd.	200	4,559
NEC Networks & System Integration Corp.	700	9,911
NET One Systems Co. Ltd.	700	13,279
Net Protections Holdings, Inc.(1)	400	412
Neturen Co. Ltd.	300	2,119
Nextage Co. Ltd.	400	6,306
NHK Spring Co. Ltd.	2,200	24,451
Nichias Corp.	600	18,194
Nichicon Corp.	400	2,907
Nichiha Corp.	200	4,514
Nichimo Co. Ltd.	100	1,326
Nichireki Co. Ltd.	200	3,080
Nichirin Co. Ltd.	100	2,433
Nifco, Inc.	700	16,754
Nihon Chouzai Co. Ltd.	100	884
Nihon Dempa Kogyo Co. Ltd.	300	2,095
Nihon Kohden Corp.	700	21,373
Nihon M&A Center Holdings, Inc.	2,700	12,519
Nihon Nohyaku Co. Ltd.	100	479
Nihon Parkerizing Co. Ltd.	900	7,157
Nihon Yamamura Glass Co. Ltd.	100	1,112
Nikkiso Co. Ltd.	400	3,121
Nikkon Holdings Co. Ltd.	600	11,386
Nippn Corp.	600	8,508
Nippon Aqua Co. Ltd.	100	553
Nippon Carbon Co. Ltd.	100	3,559
Nippon Ceramic Co. Ltd.	200	3,290
Nippon Chemical Industrial Co. Ltd.	100	1,526
Nippon Chemi-Con Corp.(1)	100	1,047
Nippon Coke & Engineering Co. Ltd.	2,600	2,191
Nippon Concrete Industries Co. Ltd.	400	906
Nippon Denko Co. Ltd.	1,000	1,826

Nippon Densetsu Kogyo Co. Ltd.	200	2,560
Nippon Electric Glass Co. Ltd.	800	18,836
Nippon Gas Co. Ltd.	900	13,737
Nippon Kayaku Co. Ltd.	1,200	9,761
Nippon Light Metal Holdings Co. Ltd.	800	9,680
Nippon Paper Industries Co. Ltd.	1,000	6,183
Nippon Parking Development Co. Ltd.	1,300	1,581
Nippon Pillar Packing Co. Ltd.	200	6,673
Nippon Road Co. Ltd.	200	2,312
Nippon Seiki Co. Ltd.	400	3,569
Nippon Sheet Glass Co. Ltd.(1)	700	2,081
Nippon Shinyaku Co. Ltd.	400	7,832
Nippon Shokubai Co. Ltd.	1,200	12,644
Nippon Signal Company Ltd.	100	637
Nippon Soda Co. Ltd.	200	6,460
Nippon Television Holdings, Inc.	400	5,394
Nippon Thompson Co. Ltd.	500	1,923
Nippon Yakin Kogyo Co. Ltd.	100	3,120
Nipro Corp.	1,600	12,375
Nishimatsu Construction Co. Ltd.	400	11,119
Nishimatsuya Chain Co. Ltd.	400	5,845
Nishimoto Co. Ltd.	100	2,648
Nishi-Nippon Financial Holdings, Inc.	1,100	15,332
Nishi-Nippon Railroad Co. Ltd.	600	9,456
Nishio Holdings Co. Ltd.	300	7,507
Nissan Shatai Co. Ltd.	400	2,433
Nissei ASB Machine Co. Ltd.	100	3,293
Nissha Co. Ltd.	300	3,737
Nisshin Oillio Group Ltd.	300	9,327
Nisshinbo Holdings, Inc.	1,100	7,631
Nissin Corp.	100	2,864
Nisso Holdings Co. Ltd.	100	543
Nissui Corp.	3,200	17,976
Nitta Corp.	200	5,225
Nittetsu Mining Co. Ltd.	100	3,377
Nitto Boseki Co. Ltd.	200	8,831
Noevir Holdings Co. Ltd.	100	3,457
Nohmi Bosai Ltd.	200	2,931
Nojima Corp.	900	10,127
NOK Corp.	800	11,119
Nomura Co. Ltd.	800	4,210
Nomura Micro Science Co. Ltd.	400	12,077
Noritake Co. Ltd.	200	5,110
Noritsu Koki Co. Ltd.	200	5,262
Noritz Corp.	200	2,265
North Pacific Bank Ltd.	2,700	10,027
NPR-RIKEN Corp.	200	3,519
NS Solutions Corp.	100	3,243
NS United Kaiun Kaisha Ltd.	100	3,148
NSD Co. Ltd.	600	11,276
NTN Corp.	4,200	8,597
Oat Agrio Co. Ltd.	100	966
Obara Group, Inc.	100	2,699
Oenon Holdings, Inc.	100	235
Ogaki Kyoritsu Bank Ltd.	300	4,430

Ohsho Food Service Corp.	100	5,509
Oiles Corp.	100	1,434
Oisix ra daichi, Inc.(1)	100	765
Oita Bank Ltd.	100	2,239
Okamoto Industries, Inc.	100	2,996
Okamura Corp.	600	8,696
Okasan Securities Group, Inc.	1,600	7,908
Oki Electric Industry Co. Ltd.	900	6,176
Okinawa Cellular Telephone Co.	100	2,274
Okinawa Electric Power Co., Inc.	400	2,867
Okinawa Financial Group, Inc.	100	1,747
OKUMA Corp.	100	4,282
Okumura Corp.	300	9,316
Okura Industrial Co. Ltd.	100	1,926
Okuwa Co. Ltd.	300	1,744
Onoken Co. Ltd.	200	2,047
Onward Holdings Co. Ltd.	1,000	4,090
Open Door, Inc.(1)	100	383
Open Up Group, Inc.	400	5,282
Optex Group Co. Ltd.	200	2,181
Optorun Co. Ltd.	200	2,721
Organo Corp.	300	16,898
Orient Corp.	200	1,323
Oriental Shiraishi Corp.	1,100	2,506
Oro Co. Ltd.	100	1,729
Osaka Organic Chemical Industry Ltd.	100	2,224
Osaka Steel Co. Ltd.	200	3,085
OSAKA Titanium Technologies Co. Ltd.	200	3,872
Osaki Electric Co. Ltd.	200	875
OSG Corp.	800	9,877
Pacific Industrial Co. Ltd.	500	4,948
Pacific Metals Co. Ltd.(1)	100	829
Pack Corp.	100	2,531
PAL GROUP Holdings Co. Ltd.	400	4,642
PALTAC Corp.	300	7,874
Paramount Bed Holdings Co. Ltd.	400	6,791
Paris Miki Holdings, Inc.	200	476
Park24 Co. Ltd.(1)	1,100	11,434
Pasona Group, Inc.	200	2,781
Penta-Ocean Construction Co. Ltd.	2,600	10,472
PeptiDream, Inc.(1)	800	10,038
Pharma Foods International Co. Ltd.	100	559
Pigeon Corp.	800	7,672
Pilot Corp.	100	2,789
Piolax, Inc.	300	4,267
PKSHA Technology, Inc.(1)	100	2,401
Plaid, Inc.(1)	100	497
Plus Alpha Consulting Co. Ltd.	200	2,384
Pola Orbis Holdings, Inc.	500	4,273
Polaris Holdings Co. Ltd.(1)	300	411
Port, Inc.	100	1,281
Premium Group Co. Ltd.	200	2,656
Press Kogyo Co. Ltd.	800	3,444
Prestige International, Inc.	800	3,330
Prima Meat Packers Ltd.	300	4,521

Procrea Holdings, Inc.	200	2,355
Proto Corp.	100	866
PS Mitsubishi Construction Co. Ltd.	200	1,308
QB Net Holdings Co. Ltd.	100	712
Qol Holdings Co. Ltd.	200	1,901
Raccoon Holdings, Inc.	100	420
Raito Kogyo Co. Ltd.	300	3,841
Raiznext Corp.	100	1,176
Raksul, Inc.(1)	300	1,693
Raysum Co. Ltd.	100	2,114
Relo Group, Inc.	800	8,070
Remixpoint, Inc.(1)	200	206
Renewable Japan Co. Ltd.(1)	100	638
Rengo Co. Ltd.	2,400	16,187
RENOVA, Inc.(1)	300	1,957
ReproCELL, Inc.(1)	400	335
Resorttrust, Inc.	800	12,424
Restar Corp.	200	3,828
Retail Partners Co. Ltd.	300	3,277
Rheon Automatic Machinery Co. Ltd.	100	1,005
Ricoh Leasing Co. Ltd.	200	6,463
Riken Technos Corp.	400	2,593
Riken Vitamin Co. Ltd.	100	1,687
Ringer Hut Co. Ltd.	200	2,935
Rion Co. Ltd.	100	1,925
Riso Kagaku Corp.	100	2,108
Riso Kyoiku Co. Ltd.	700	1,110
Rock Field Co. Ltd.	100	953
Roland DG Corp.	100	3,409
Round One Corp.	1,800	8,015
Royal Holdings Co. Ltd.	300	5,043
Ryobi Ltd.	200	3,218
Ryoyo Ryosan Holdings, Inc.	132	2,598
S Foods, Inc.	200	3,621
Sac's Bar Holdings, Inc.	100	487
Sagami Holdings Corp.	200	1,971
Saizeriya Co. Ltd.	300	9,825
Sakai Chemical Industry Co. Ltd.	100	1,766
Sakai Moving Service Co. Ltd.	400	6,040
Sakata INX Corp.	500	6,077
Sakura Internet, Inc.	200	6,702
Sala Corp.	200	1,018
SAMTY Co. Ltd.(1)	100	1,643
San ju San Financial Group, Inc.	100	1,393
San-A Co. Ltd.	200	6,136
San-Ai Obbli Co. Ltd.	500	6,615
SanBio Co. Ltd.(1)	500	1,622
Sangetsu Corp.	500	9,547
San-In Godo Bank Ltd.	1,300	12,082
Sanix, Inc.(1)	100	177
Sanken Electric Co. Ltd.	100	3,737
Sanki Engineering Co. Ltd.	300	4,196
Sanko Gosei Ltd.	100	437
Sankyo Tateyama, Inc.	200	1,074
Sankyu, Inc.	400	14,448

Sanoh Industrial Co. Ltd.	300	1,935
Sansan, Inc.(1)	600	6,205
Sanshin Electronics Co. Ltd.	100	1,369
Sanyo Chemical Industries Ltd.	100	2,555
Sanyo Denki Co. Ltd.	100	4,617
Sanyo Shokai Ltd.	100	1,638
Sanyo Special Steel Co. Ltd.	200	2,800
Sapporo Holdings Ltd.	400	13,528
Sato Holdings Corp.	300	4,075
Satori Electric Co. Ltd.	100	1,312
Sawai Group Holdings Co. Ltd.	400	15,598
SB Technology Corp.	100	1,885
SBI ARUHI Corp.	100	539
SBI Sumishin Net Bank Ltd.	300	5,735
SBS Holdings, Inc.	100	1,611
Scroll Corp.	100	684
SEC Carbon Ltd.	100	1,496
Seika Corp.	100	2,585
Seikagaku Corp.	100	501
Seikitokyu Kogyo Co. Ltd.	200	2,138
Seiko Group Corp.	300	8,749
Seino Holdings Co. Ltd.	200	2,606
Seiren Co. Ltd.	400	6,287
Sekisui Jushi Corp.	200	3,073
Senko Group Holdings Co. Ltd.	1,400	10,108
Senshu Electric Co. Ltd.	100	3,461
Senshu Ikeda Holdings, Inc.	2,500	6,747
Senshukai Co. Ltd.(1)	200	418
Septeni Holdings Co. Ltd.	400	954
Seria Co. Ltd.	400	6,925
Seven Bank Ltd.	5,600	9,454
SFP Holdings Co. Ltd.	100	1,310
Shibaura Machine Co. Ltd.	100	2,224
Shibaura Mechatronics Corp.	100	4,550
Shibuya Corp.	100	2,533
Shiga Bank Ltd.	200	5,728
Shikoku Bank Ltd.	100	754
Shikoku Electric Power Co., Inc.	1,200	11,531
Shikoku Kasei Holdings Corp.	300	3,923
Shima Seiki Manufacturing Ltd.	100	961
Shin Nippon Air Technologies Co. Ltd.	100	2,731
Shinagawa Refractories Co. Ltd.	300	3,870
Shin-Etsu Polymer Co. Ltd.	400	3,872
Shinko Shoji Co. Ltd.	100	595
Shinmaywa Industries Ltd.	400	3,640
Shinnihon Corp.	200	1,934
Ship Healthcare Holdings, Inc.	400	5,887
Shizuoka Gas Co. Ltd.	300	1,847
SHO-BOND Holdings Co. Ltd.	400	15,090
Shoei Co. Ltd.	200	2,590
Shoei Foods Corp.	100	2,928
Showa Sangyo Co. Ltd.	200	4,047
SIGMAXYZ Holdings, Inc.	200	1,843
Siix Corp.	400	3,439
Simplex Holdings, Inc.	300	5,154

Sinfonia Technology Co. Ltd.	300	6,522
Sinko Industries Ltd.	200	4,913
Sintokogio Ltd.	200	1,378
SK-Electronics Co. Ltd.	100	1,929
SKY Perfect JSAT Holdings, Inc.	1,100	6,412
Smaregi, Inc.(1)	100	1,344
SMS Co. Ltd.	500	6,199
Sodick Co. Ltd.	400	1,841
Softcreate Holdings Corp.	100	1,270
Solasto Corp.	200	591
Sotetsu Holdings, Inc.	800	12,447
Sourcenext Corp.(1)	400	488
Sparx Group Co. Ltd.	200	2,314
SpiderPlus & Co.(1)	100	333
S-Pool, Inc.	400	836
SRS Holdings Co. Ltd.	300	2,260
St. Marc Holdings Co. Ltd.	100	1,359
Star Micronics Co. Ltd.	300	4,062
Startia Holdings, Inc.	100	1,329
Starts Corp., Inc.	200	4,173
Strike Co. Ltd.	100	2,691
Subaru Enterprise Co. Ltd.	100	1,738
Sumida Corp.	100	746
Sumiseki Holdings, Inc.	400	3,390
Sumitomo Bakelite Co. Ltd.	400	11,100
Sumitomo Densetsu Co. Ltd.	100	2,326
Sumitomo Mitsui Construction Co. Ltd.	1,100	2,748
Sumitomo Osaka Cement Co. Ltd.	300	7,441
Sumitomo Pharma Co. Ltd.(1)	1,500	2,912
Sumitomo Riko Co. Ltd.	600	4,841
Sumitomo Seika Chemicals Co. Ltd.	100	3,264
Sumitomo Warehouse Co. Ltd.	500	8,100
Sun Corp.	100	2,164
Sun Frontier Fudousan Co. Ltd.	200	2,484
Sun*, Inc.(1)	100	549
Suruga Bank Ltd.	1,700	11,951
Suzuken Co. Ltd.	400	12,076
SWCC Corp.	400	12,250
System Support, Inc.	100	1,177
Systena Corp.	3,100	5,600
Syuppin Co. Ltd.	200	1,675
T Hasegawa Co. Ltd.	300	5,869
T RAD Co. Ltd.	100	2,308
Tachibana Eletech Co. Ltd.	100	1,922
Tachi-S Co. Ltd.	400	5,021
Tadano Ltd.	800	5,674
Taihei Dengyo Kaisha Ltd.	100	3,380
Taiheiyo Cement Corp.	1,200	29,967
Taikisha Ltd.	300	9,958
Taisei Oncho Co. Ltd.	100	2,736
Taiyo Holdings Co. Ltd.	400	8,243
Takachiho Koheki Co. Ltd.	100	2,392
Takamatsu Construction Group Co. Ltd.	100	1,815
Takaoka Toko Co. Ltd.	100	1,340
Takara & Co. Ltd.	100	1,702

Takara Bio, Inc.	200	1,304
Takara Holdings, Inc.	1,400	9,463
Takara Standard Co. Ltd.	300	3,308
Takasago International Corp.	100	2,380
Takasago Thermal Engineering Co. Ltd.	500	20,570
Takashima & Co. Ltd.	200	1,359
Takashimaya Co. Ltd.	1,200	19,888
Takeuchi Manufacturing Co. Ltd.	300	11,705
Takuma Co. Ltd.	400	4,395
Tama Home Co. Ltd.	100	2,668
Tamron Co. Ltd.	200	11,277
Tamura Corp.	600	2,786
Tanseisha Co. Ltd.	400	2,091
TDC Soft, Inc.	200	1,382
TechMatrix Corp.	300	3,560
TechnoPro Holdings, Inc.	800	13,317
Teijin Ltd.	1,300	12,639
Teikoku Electric Manufacturing Co. Ltd.	100	1,486
Tekken Corp.	100	1,680
Tenma Corp.	100	1,571
Tera Probe, Inc.	100	2,992
Terasaki Electric Co. Ltd.	100	1,322
Tess Holdings Co. Ltd.	300	785
T-Gaia Corp.	200	2,477
THK Co. Ltd.	1,100	21,331
Tigers Polymer Corp.	200	1,050
TKC Corp.	300	6,299
Toa Corp.	800	4,988
Toagosei Co. Ltd.	800	7,857
Tobishima Corp.	100	937
TOC Co. Ltd.	100	438
Tocalo Co. Ltd.	600	7,576
Tochigi Bank Ltd.	800	1,983
Toda Corp.	2,200	15,249
Toei Co. Ltd.	500	11,479
Toho Bank Ltd.	1,800	3,845
Toho Co. Ltd.	100	1,950
Toho Gas Co. Ltd.	400	10,519
Toho Holdings Co. Ltd.	400	10,112
Toho Titanium Co. Ltd.	100	820
Toho Zinc Co. Ltd.(1)	100	528
Tohokushinsha Film Corp.(1)	200	1,856
Tokai Carbon Co. Ltd.	1,500	9,538
Tokai Corp.	100	1,338
TOKAI Holdings Corp.	1,000	6,125
Tokai Rika Co. Ltd.	500	7,092
Tokai Tokyo Financial Holdings, Inc.	2,000	7,291
Token Corp.	100	6,932
Tokuyama Corp.	600	11,645
Tokyo Base Co. Ltd.	100	193
Tokyo Keiki, Inc.	100	2,012
Tokyo Kiraboshi Financial Group, Inc.	200	6,277
Tokyo Seimitsu Co. Ltd.	200	14,322
Tokyo Steel Manufacturing Co. Ltd.	800	7,987
Tokyo Tekko Co. Ltd.	100	3,279

Tokyotokeiba Co. Ltd.	200	5,289
Tokyu Construction Co. Ltd.	700	3,432
Toli Corp.	100	252
Tomen Devices Corp.	100	4,484
Tomoku Co. Ltd.	100	1,782
TOMONY Holdings, Inc.	1,900	5,178
Tomy Co. Ltd.	800	14,565
Topcon Corp.	800	8,715
Topre Corp.	600	8,618
Topy Industries Ltd.	200	3,127
Toridoll Holdings Corp.	100	2,380
Torii Pharmaceutical Co. Ltd.	100	2,412
Torishima Pump Manufacturing Co. Ltd.	200	4,355
Toshiba TEC Corp.	200	4,068
Tosho Co. Ltd.	100	462
Totetsu Kogyo Co. Ltd.	200	4,026
Tow Co. Ltd.	100	226
Towa Bank Ltd.	200	913
Towa Corp.	200	15,292
Towa Pharmaceutical Co. Ltd.	200	3,680
Toyo Construction Co. Ltd.	500	4,397
Toyo Engineering Corp.	500	2,979
Toyo Gosei Co. Ltd.	100	5,873
Toyo Kanetsu KK	100	2,484
Toyo Securities Co. Ltd.	100	238
Toyo Tanso Co. Ltd.	100	4,273
Toyo Tire Corp.	800	14,337
Toyobo Co. Ltd.	700	4,830
Toyoda Gosei Co. Ltd.	800	15,565
TPR Co. Ltd.	300	4,523
Traders Holdings Co. Ltd.	100	432
Transaction Co. Ltd.	100	1,196
Transcosmos, Inc.	200	4,315
TRE Holdings Corp.	500	3,753
Treasure Factory Co. Ltd.	100	1,055
Tri Chemical Laboratories, Inc.	300	8,389
Trusco Nakayama Corp.	600	9,478
TS Tech Co. Ltd.	900	10,769
TSI Holdings Co. Ltd.	400	2,282
Tsubakimoto Chain Co.	300	11,311
Tsuburaya Fields Holdings, Inc.	200	1,900
Tsugami Corp.	400	3,704
Tsukishima Holdings Co. Ltd.	100	895
Tsukuba Bank Ltd.	800	1,716
Tsumura & Co.	300	7,523
Tsurumi Manufacturing Co. Ltd.	100	2,751
TV Asahi Holdings Corp.	200	2,561
UACJ Corp.	500	14,332
UBE Corp.	700	12,929
Uchida Yoko Co. Ltd.	100	4,530
Ulvac, Inc.	200	14,275
U-Next Holdings Co. Ltd.	100	2,957
Union Tool Co.	100	3,628
Unipres Corp.	400	3,812
United Arrows Ltd.	100	1,142

United Super Markets Holdings, Inc.	400	2,217
Universal Entertainment Corp.	200	2,092
User Local, Inc.	100	1,308
Ushio, Inc.	800	10,749
UT Group Co. Ltd.	200	3,828
V Technology Co. Ltd.	100	1,966
Valor Holdings Co. Ltd.	500	7,773
Valqua Ltd.	100	2,303
Value HR Co. Ltd.	100	934
ValueCommerce Co. Ltd.	100	754
Vector, Inc.	100	834
Veltra Corp.(1)	100	266
Vision, Inc.(1)	100	724
Visional, Inc.(1)	200	9,576
Vital KSK Holdings, Inc.	100	865
VT Holdings Co. Ltd.	600	1,864
Wacoal Holdings Corp.	300	7,417
Wacom Co. Ltd.	1,400	6,334
Wakita & Co. Ltd.	400	4,177
Warabeya Nichiyo Holdings Co. Ltd.	100	1,504
WATAMI Co. Ltd.	100	572
West Holdings Corp.	200	3,589
WingArc1st, Inc.	200	3,644
World Co. Ltd.	200	2,705
W-Scope Corp.(1)	200	578
Xebio Holdings Co. Ltd.	100	730
Yahagi Construction Co. Ltd.	100	998
YAKUODO Holdings Co. Ltd.	100	1,762
YAMABIKO Corp.	400	5,473
Yamae Group Holdings Co. Ltd.	200	3,053
Yamagata Bank Ltd.	100	737
Yamaguchi Financial Group, Inc.	1,800	22,055
Yamaichi Electronics Co. Ltd.	100	2,203
YA-MAN Ltd.	300	1,803
Yamanashi Chuo Bank Ltd.	300	3,951
Yamashin-Filter Corp.	400	901
Yamazen Corp.	400	3,580
Yaoko Co. Ltd.	200	11,811
Yellow Hat Ltd.	400	5,308
Yodogawa Steel Works Ltd.	200	7,302
Yokogawa Bridge Holdings Corp.	300	5,279
Yokorei Co. Ltd.	200	1,283
Yokowo Co. Ltd.	100	1,315
Yondenko Corp.	100	2,333
Yondoshi Holdings, Inc.	100	1,197
Yoshinoya Holdings Co. Ltd.	600	11,073
Yuasa Trading Co. Ltd.	200	7,136
Yukiguni Maitake Co. Ltd.	100	617
Yurtec Corp.	500	5,247
Yushiro Chemical Industry Co. Ltd.	100	1,097
Yutaka Giken Co. Ltd.	100	1,328
Zenkoku Hosho Co. Ltd.	100	3,583
Zenrin Co. Ltd.	100	548
Zeon Corp.	1,100	10,209
ZERIA Pharmaceutical Co. Ltd.	100	1,265

ZIGExN Co. Ltd.	400	1,603
Zojirushi Corp.	200	1,963
Zuiko Corp.	200	1,348
Zuken, Inc.	100	2,521
		5,016,077
Netherlands — 1.5%
Aalberts NV	648	31,005
Allfunds Group PLC	2,080	12,502
AMG Critical Materials NV	242	5,410
Arcadis NV	448	29,398
Avantium NV(1)	121	339
Basic-Fit NV(1)	339	8,350
Brunel International NV	146	1,753
Constellium SE(1)	921	19,958
Corbion NV	242	5,398
Ebusco Holding NV(1)	32	95
Fugro NV	779	20,902
InPost SA(1)	1,473	26,549
Just Eat Takeaway.com NV(1)	748	9,900
Koninklijke Heijmans NV, CVA	153	3,372
Koninklijke Vopak NV	520	21,376
OCI NV	321	8,804
ProQR Therapeutics NV(1)	185	361
Royal BAM Group NV	1,837	7,722
SBM Offshore NV	897	13,885
SIF Holding NV(1)	75	828
Signify NV	652	17,816
Sligro Food Group NV	139	2,086
TKH Group NV, CVA	264	12,329
Van Lanschot Kempen NV	200	8,219
		268,357
New Zealand — 0.5%
Air New Zealand Ltd.	53,034	17,589
Fletcher Building Ltd.	3,791	7,270
Genesis Energy Ltd.	15,610	20,117
KMD Brands Ltd.	18,468	4,826
Summerset Group Holdings Ltd.	6,817	39,844
Tourism Holdings Ltd.	280	322
		89,968
Norway — 2.5%
2020 Bulkers Ltd.	218	3,404
Aker Horizons ASA(1)	1,516	441
Aker Solutions ASA	2,881	12,601
AMSC ASA	904	2,805
Atea ASA(1)	1,132	15,732
Austevoll Seafood ASA	755	6,161
Avance Gas Holding Ltd.	289	5,087
Belships ASA	1,096	2,504
Bluenord ASA(1)	330	17,325
Borr Drilling Ltd.(1)	2,696	18,082
Borregaard ASA	562	10,298
BW LPG Ltd.	1,178	24,453
BW Offshore Ltd.	1,156	3,333
Cadeler AS(1)	1,200	7,509
DNO ASA	6,904	7,728

DOF Group ASA(1)	2,537	23,310
Elmera Group ASA	1,420	4,356
Europris ASA	2,052	13,737
FLEX LNG Ltd.	227	6,532
Gram Car Carriers ASA(1)	136	3,362
Grieg Seafood ASA	456	3,165
Himalaya Shipping Ltd.(1)	264	2,529
Hoegh Autoliners ASA	1,569	18,731
Kid ASA	472	6,767
Kitron ASA	2,536	8,137
Klaveness Combination Carriers ASA	89	879
LINK Mobility Group Holding ASA(1)	2,001	4,003
MPC Container Ships ASA	4,761	10,248
Noram Drilling AS(1)	140	555
Nordic Mining ASA(1)	694	1,538
Nordic Semiconductor ASA(1)	871	11,257
Norske Skog ASA	1,106	4,519
Norwegian Air Shuttle ASA	8,992	12,085
Nykode Therapeutics ASA(1)	945	1,420
Odfjell Drilling Ltd.	1,512	8,327
OKEA ASA	644	1,583
Panoro Energy ASA	722	2,490
Pexip Holding ASA	576	1,729
PGS ASA(1)	15,691	14,110
PhotoCure ASA(1)	260	1,632
Protector Forsikring ASA	705	16,320
Rana Gruber ASA	328	2,429
Salmon Evolution ASA(1)	2,626	2,032
SATS ASA(1)	438	732
Scatec ASA(1)	1,699	14,102
Sea1 offshore, Inc.(1)	705	2,218
Solstad Offshore ASA(1)	289	1,145
SpareBank 1 Nord Norge	1,250	11,933
SpareBank 1 SMN	1,800	26,285
Stolt-Nielsen Ltd.	346	15,981
TGS ASA	1,522	20,014
Ultimovacs ASA(1)	217	187
Veidekke ASA	1,384	15,113
		432,955
Portugal — 0.3%
Altri SGPS SA	819	4,489
Corticeira Amorim SGPS SA	441	4,593
CTT-Correios de Portugal SA	1,282	6,122
Greenvolt-Energias Renovaveis SA(1)	800	7,215
Mota-Engil SGPS SA	1,267	5,556
NOS SGPS SA	2,212	7,966
REN - Redes Energeticas Nacionais SGPS SA	4,364	10,909
Semapa-Sociedade de Investimento e Gestao(1)	262	4,419
		51,269
Singapore — 1.6%
AEM Holdings Ltd.(1)	5,151	7,024
Aztech Global Ltd.	6,400	4,563
Best World International Ltd.(1)	1,900	3,504
Capitaland India Trust	26,800	21,057
ComfortDelGro Corp. Ltd.	61,900	63,816

COSCO Shipping International Singapore Co. Ltd.(1)	26,500	3,045
Dyna-Mac Holdings Ltd.	13,900	4,035
First Resources Ltd.	16,400	17,122
Food Empire Holdings Ltd.	5,800	4,725
Frencken Group Ltd.	9,700	10,513
Geo Energy Resources Ltd.	17,000	4,029
Hutchison Port Holdings Trust, U Shares	133,700	16,588
iFAST Corp. Ltd.	3,200	16,068
ISDN Holdings Ltd.	4,000	907
LHN Ltd.	5,800	1,417
Nanofilm Technologies International Ltd.	3,300	1,891
Raffles Medical Group Ltd.	22,400	16,921
Rex International Holding Ltd.(1)	22,700	2,145
RH PetroGas Ltd.(1)	6,500	796
Riverstone Holdings Ltd.	13,900	9,379
Samudera Shipping Line Ltd.	6,300	4,554
Sheng Siong Group Ltd.	17,900	19,756
StarHub Ltd.	13,600	12,882
Super Hi International Holding Ltd.(1)	2,000	3,869
UMS Holdings Ltd.	14,700	13,209
Yangzijiang Financial Holding Ltd.	58,000	13,970
Yanlord Land Group Ltd.(1)	8,900	3,034
		280,819
Spain — 2.0%
Acerinox SA	1,626	17,811
Almirall SA	448	4,781
Applus Services SA	1,184	16,341
Atresmedia Corp. de Medios de Comunicacion SA	730	4,206
Bankinter SA	6,529	57,672
Cia de Distribucion Integral Logista Holdings SA	441	12,708
CIE Automotive SA	307	9,412
Construcciones y Auxiliar de Ferrocarriles SA	164	6,116
Ebro Foods SA	505	8,882
eDreams ODIGEO SA(1)	416	3,197
Enagas SA	2,091	32,157
Ence Energia y Celulosa SA(1)	1,228	4,515
Ercros SA	672	2,561
Faes Farma SA	2,291	9,491
Fluidra SA	723	17,641
Gestamp Automocion SA	1,376	4,324
Global Dominion Access SA	690	2,668
Grifols SA(1)	1,068	10,856
Indra Sistemas SA	473	10,934
Laboratorios Farmaceuticos Rovi SA	196	18,753
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	2,041	2,563
Melia Hotels International SA(1)	850	7,340
Neinor Homes SA(1)	96	1,214
Obrascon Huarte Lain SA(1)	5,321	2,448
Prosegur Cash SA	1,619	902
Sacyr SA	3,762	14,183
Solaria Energia y Medio Ambiente SA(1)	331	4,262
Soltec Power Holdings SA(1)	172	434
Tecnicas Reunidas SA(1)	444	6,129
Tubacex SA	1,116	3,992

Tubos Reunidos SA(1)	395	324
Unicaja Banco SA	9,876	14,432
Vidrala SA	176	21,514
Viscofan SA	178	11,666
		346,429
Sweden — 5.6%
AcadeMedia AB	1,520	8,163
AddLife AB, B Shares	856	9,372
Addnode Group AB	53	615
ADDvise Group AB, Class B(1)	1,345	1,037
AFRY AB	1,217	22,130
Alleima AB	3,300	22,553
Ambea AB	872	6,066
Arjo AB, B Shares	2,881	12,712
Attendo AB	1,544	6,241
Beijer Alma AB	346	7,129
Bergman & Beving AB	388	9,976
BHG Group AB(1)	1,416	2,366
BICO Group AB(1)	153	654
Bilia AB, A Shares	872	12,405
Billerud Aktiebolag	3,162	31,686
BioGaia AB, B Shares	1,312	15,947
Bonava AB, B Shares(1)	2,019	1,897
Boozt AB(1)	769	10,045
Bravida Holding AB	2,770	21,935
Bufab AB	380	14,039
Bulten AB	250	2,174
Bure Equity AB	994	34,679
Byggmax Group AB	467	1,704
Camurus AB(1)	218	12,086
Catena AB	441	22,550
Catena Media PLC(1)	659	376
Cibus Nordic Real Estate AB publ	771	11,287
Cint Group AB(1)	2,651	3,658
Clas Ohlson AB, B Shares	723	10,520
Cloetta AB, B Shares	2,625	4,854
Coor Service Management Holding AB	1,192	5,567
Corem Property Group AB, B Shares	8,608	7,897
Dios Fastigheter AB	1,273	11,018
Dometic Group AB	1,098	7,791
Electrolux Professional AB, B Shares	1,488	9,879
Enad Global 7 AB	730	903
Fastighetsbolaget Emilshus AB, Class B(1)	41	144
G5 Entertainment AB	76	1,012
Granges AB	1,731	22,332
Hanza AB	353	2,101
Hemnet Group AB	1,121	30,910
Hexatronic Group AB(1)	1,216	5,247
HMS Networks AB	434	18,983
Hoist Finance AB(1)	723	4,061

Humana AB(1)	129	396
Humble Group AB(1)	5,602	4,831
Instalco AB	3,027	11,545
Intrum AB	851	2,826
INVISIO AB	612	15,440
Inwido AB	690	9,637
JM AB	748	14,511
KNOW IT AB	273	4,789
Lindab International AB	1,154	26,445
Loomis AB	1,051	29,254
Medicover AB, B Shares	115	2,162
MEKO AB	555	6,432
MIPS AB	217	8,847
Modern Times Group MTG AB, B Shares(1)	1,042	9,311
Mycronic AB	1,146	45,108
NCAB Group AB	1,563	12,056
NCC AB, B Shares	1,370	17,974
Neobo Fastigheter AB(1)	1,619	2,878
Net Insight AB, B Shares(1)	2,472	1,324
New Wave Group AB, B Shares	1,042	11,739
Nobia AB(1)	4,936	2,567
Nolato AB, B Shares	2,443	14,471
Nordic Paper Holding AB	585	2,953
Nordic Waterproofing Holding AB	115	1,782
Note AB(1)	161	2,329
NP3 Fastigheter AB	331	7,835
Nyfosa AB	1,976	20,201
Orron Energy AB(1)	1,672	1,464
OX2 AB(1)	794	4,521
Pandox AB	1,280	23,178
Paradox Interactive AB	402	5,717
Peab AB, Class B	2,498	16,325
Platzer Fastigheter Holding AB, B Shares	676	5,948
PowerCell Sweden AB(1)	249	965
Prevas AB, B Shares	32	430
Proact IT Group AB	281	3,818
Ratos AB, B Shares	1,064	4,041
RaySearch Laboratories AB	498	6,998
Resurs Holding AB	1,643	2,662
Rvrc Holding AB	802	4,058
Samhallsbyggnadsbolaget i Norden AB(1)	7,155	3,526
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	1,384	972
Scandic Hotels Group AB(1)	1,924	11,452
Sedana Medical AB(1)	876	2,244
Sinch AB(1)	5,650	12,545
SkiStar AB	587	9,046
Starbreeze AB(1)	8,513	255
Stillfront Group AB(1)	3,681	4,166
Storytel AB(1)	524	2,703
Surgical Science Sweden AB(1)	225	3,094
SwedenCare AB	954	5,399
Teqnion AB(1)	100	2,095
Tethys Oil AB	388	1,322
Tobii AB(1)	2,840	845
Tobii Dynavox AB(1)	1,522	8,673

Troax Group AB	520	12,488
Truecaller AB, B Shares	2,611	9,286
VBG Group AB, B Shares	267	11,603
Viaplay Group AB, B Shares(1)	232	21
Vitec Software Group AB, B Shares	442	22,701
Vitrolife AB	611	10,812
Wihlborgs Fastigheter AB	1,843	17,533
		971,250
Switzerland — 4.0%
Accelleron Industries AG	715	28,974
Allreal Holding AG	132	22,372
ALSO Holding AG	89	25,947
ams-OSRAM AG(1)	3,809	6,141
Arbonia AG(1)	450	6,342
Aryzta AG(1)	10,337	20,715
Ascom Holding AG	370	3,346
Autoneum Holding AG	48	7,854
Basilea Pharmaceutica AG(1)	43	2,089
Bell Food Group AG	11	3,466
Bossard Holding AG, Class A	59	14,427
Bucher Industries AG	57	23,624
Burckhardt Compression Holding AG	28	18,706
Bystronic AG	8	3,936
Cembra Money Bank AG	290	23,550
Comet Holding AG	72	26,976
COSMO Pharmaceuticals NV	82	6,444
Daetwyler Holding AG, Bearer Shares	72	14,924
DKSH Holding AG	280	19,017
DocMorris AG(1)	113	8,580
dormakaba Holding AG	26	14,051
EFG International AG(1)	1,106	14,833
Forbo Holding AG	8	9,768
Gurit Holding AG, Bearer Shares	18	1,202
Huber & Suhner AG	104	8,875
Implenia AG	122	4,698
Inficon Holding AG	17	27,150
Interroll Holding AG	8	24,699
Intershop Holding AG	40	5,309
Kardex Holding AG	64	17,720
Komax Holding AG	19	3,452
Lastminute.com NV(1)	25	571
LEM Holding SA	4	6,750
Leonteq AG	92	2,670
Medacta Group SA	75	10,186
Medmix AG	267	4,961
Meier Tobler Group AG	44	1,614
Meyer Burger Technology AG(1)	87,220	989
Mobilezone Holding AG	370	5,899
Mobimo Holding AG	64	18,197
Montana Aerospace AG(1)	354	7,702
OC Oerlikon Corp. AG	1,380	7,693
Orior AG	58	3,964
PolyPeptide Group AG(1)	120	4,440
Rieter Holding AG	18	2,623
Schweiter Technologies AG	6	2,982

Sensirion Holding AG(1)	79	6,632
Siegfried Holding AG(1)	41	41,041
SKAN Group AG	96	8,568
Softwareone Holding AG(1)	1,188	22,775
St. Galler Kantonalbank AG	27	12,997
Stadler Rail AG	592	18,102
Swissquote Group Holding SA	128	39,339
u-blox Holding AG(1)	50	5,320
Valiant Holding AG	146	16,674
Vontobel Holding AG	217	13,000
Zehnder Group AG	82	5,514
		690,390
United Kingdom — 13.7%
4imprint Group PLC	268	22,669
abrdn PLC	11,531	22,945
Advanced Medical Solutions Group PLC	1,720	4,748
AFC Energy PLC(1)	2,138	629
AG Barr PLC	818	6,517
AJ Bell PLC	2,728	13,435
Alliance Pharma PLC	3,161	1,567
Alpha Financial Markets Consulting PLC	466	2,425
Alpha Group International PLC	352	10,384
Ascential PLC	2,072	8,634
Ashmore Group PLC	2,724	6,800
Ashtead Technology Holdings PLC	712	7,519
ASOS PLC(1)	338	1,621
Aston Martin Lagonda Global Holdings PLC(1)	3,724	6,943
Auction Technology Group PLC(1)	138	926
Avon Rubber PLC	195	3,299
Babcock International Group PLC	2,284	16,489
Balfour Beatty PLC	4,825	22,928
Bank of Georgia Group PLC	440	20,917
Beazley PLC	5,947	52,584
Bellway PLC	1,075	37,016
Bloomsbury Publishing PLC	353	2,762
Bodycote PLC	1,657	16,112
boohoo Group PLC(1)	8,674	3,878
Breedon Group PLC	2,642	13,103
Bridgepoint Group PLC	1,532	4,460
Britvic PLC	2,564	31,785
Burford Capital Ltd.	1,985	28,477
Bytes Technology Group PLC	2,376	17,016
Capita PLC(1)	6,362	1,164
Capricorn Energy PLC	471	1,142
Card Factory PLC	2,745	3,429
Centamin PLC	12,300	18,815
Central Asia Metals PLC	1,632	4,686
Ceres Power Holdings PLC(1)	672	1,868
Cerillion PLC	178	3,485
Chemring Group PLC	2,593	12,796
Clarkson PLC	257	13,522
Close Brothers Group PLC	1,380	8,448
CMC Markets PLC	491	1,769
Coats Group PLC	13,988	15,367
Computacenter PLC	864	31,215

Craneware PLC	226	7,094
Crest Nicholson Holdings PLC	1,818	5,544
CVS Group PLC	612	9,077
De La Rue PLC(1)	897	1,100
Deliveroo PLC(1)	9,536	16,696
Direct Line Insurance Group PLC	11,354	31,184
Diversified Energy Co. PLC	179	2,707
Dowlais Group PLC	12,228	10,864
Dr Martens PLC	4,129	4,624
Drax Group PLC	3,595	23,824
Dunelm Group PLC	1,074	15,204
easyJet PLC	2,720	16,088
Ecora Resources PLC	1,362	1,405
Elementis PLC	4,082	7,864
Energean PLC	1,171	17,901
EnQuest PLC(1)	21,946	4,525
Essentra PLC	2,603	5,497
Ferrexpo PLC(1)	2,099	1,119
Firstgroup PLC	8,666	18,894
Forterra PLC	1,626	3,491
Frontier Developments PLC(1)	114	384
Fund Technologies PLC(1)	92	1,610
Future PLC	986	13,421
Games Workshop Group PLC	266	34,030
Gamma Communications PLC	811	15,039
GB Group PLC	1,816	8,005
Genel Energy PLC(1)	1,049	1,288
Genuit Group PLC	2,096	12,192
Genus PLC	492	11,361
Georgia Capital PLC(1)	124	1,507
Grafton Group PLC	1,697	21,676
Grainger PLC	6,067	19,432
Greencore Group PLC(1)	4,043	9,099
Greggs PLC	907	34,110
Gulf Keystone Petroleum Ltd.(1)	2,856	5,233
Halfords Group PLC	971	1,916
Harbour Energy PLC	3,265	13,892
Hays PLC	13,924	19,264
Helios Towers PLC(1)	4,364	7,063
Hill & Smith PLC	794	20,814
Hilton Food Group PLC	761	8,740
Hochschild Mining PLC(1)	4,522	10,853
Hollywood Bowl Group PLC	572	2,425
Hunting PLC	666	3,569
Ibstock PLC	3,492	7,148
IG Group Holdings PLC	3,595	37,190
Impax Asset Management Group PLC	548	3,057
Inchcape PLC	3,065	31,274
Indivior PLC(1)	640	11,851
IntegraFin Holdings PLC	1,697	7,641
International Distribution Services PLC(1)	6,138	26,479
International Workplace Group PLC	5,408	12,685
IP Group PLC	8,900	6,159
IQE PLC(1)	10,682	4,558
ITM Power PLC(1)	3,656	2,940

ITV PLC	29,560	30,108
J D Wetherspoon PLC(1)	985	9,674
JET2 PLC	1,890	32,232
John Wood Group PLC(1)	5,785	13,138
Johnson Matthey PLC	1,752	39,399
Johnson Service Group PLC	4,586	9,809
JTC PLC	1,128	13,019
Judges Scientific PLC	57	8,128
Jupiter Fund Management PLC	2,490	2,675
Just Group PLC	8,946	11,915
Kainos Group PLC	619	9,083
Keller Group PLC	832	13,787
Keywords Studios PLC	356	10,210
Kier Group PLC	3,770	7,075
Lancashire Holdings Ltd.	2,130	17,268
Learning Technologies Group PLC	2,585	2,811
Liontrust Asset Management PLC	370	3,890
Man Group PLC	11,188	37,815
Marshalls PLC	1,944	7,881
Marston's PLC(1)	7,508	3,445
Me Group International PLC	1,220	2,851
Mears Group PLC	1,177	5,933
Mitchells & Butlers PLC(1)	2,860	11,290
Mitie Group PLC	13,171	20,528
MJ Gleeson PLC	424	3,071
Mobico Group PLC	2,008	1,384
Molten Ventures PLC(1)	712	3,034
MONY Group PLC	5,170	14,968
Morgan Advanced Materials PLC	2,444	9,675
Morgan Sindall Group PLC	451	14,579
Mortgage Advice Bureau Holdings Ltd.	428	4,869
NCC Group PLC	2,641	4,731
Next 15 Group PLC	428	5,605
Nexxen International Ltd.(1)	794	2,661
Ninety One PLC	1,580	3,465
On the Beach Group PLC	690	1,239
OSB Group PLC	3,674	21,849
Oxford Biomedica PLC(1)	570	2,413
Oxford Nanopore Technologies PLC(1)	4,456	6,111
Pagegroup PLC	3,432	20,137
Pan African Resources PLC	26,369	8,572
Pantheon Resources PLC(1)	4,328	1,682
Paragon Banking Group PLC	2,016	19,691
PayPoint PLC	626	4,379
Pennon Group PLC	2,684	21,336
Persimmon PLC	1,292	24,137
Pets at Home Group PLC	4,644	17,536
Pinewood Technologies Group PLC	470	2,127
Plus500 Ltd.	804	22,901
Polar Capital Holdings PLC	780	5,444
Premier Foods PLC	6,681	14,717
PZ Cussons PLC	1,188	1,685
QinetiQ Group PLC	4,868	28,003
Quilter PLC	20,098	30,285
Rathbones Group PLC	520	11,541

Reach PLC	1,984	2,046
Redrow PLC	2,587	23,623
Renew Holdings PLC	338	4,584
Renewi PLC(1)	481	4,056
Renishaw PLC	210	10,871
Restore PLC	1,056	3,590
RHI Magnesita NV	260	11,389
Rotork PLC	6,313	27,401
RWS Holdings PLC	2,361	5,232
S4 Capital PLC(1)	1,676	1,140
Saga PLC(1)	516	909
Savills PLC	1,163	16,919
Serco Group PLC	9,352	21,307
Serica Energy PLC	3,139	7,032
Severfield PLC	2,881	2,515
SIG PLC(1)	6,156	2,164
Softcat PLC	1,298	27,577
SolGold PLC(1)	13,228	1,574
Spectris PLC	480	20,163
Spire Healthcare Group PLC	2,451	7,933
Spirent Communications PLC	3,563	8,381
SSP Group PLC	6,977	14,912
SThree PLC	1,466	8,252
Strix Group PLC	1,899	1,910
Tate & Lyle PLC	2,658	23,645
TBC Bank Group PLC	505	16,442
Team Internet Group PLC	953	2,317
Telecom Plus PLC	568	13,608
THG PLC(1)	9,444	8,405
TI Fluid Systems PLC	3,098	5,434
TP ICAP Group PLC	9,292	26,032
Travis Perkins PLC	2,194	24,205
Treatt PLC	523	3,347
TUI AG(1)	2,395	16,578
Tyman PLC	1,612	7,523
Vanquis Banking Group PLC	1,896	1,310
Vertu Motors PLC	3,251	3,294
Vesuvius PLC	2,248	14,050
Victrex PLC	724	11,937
Virgin Money U.K. PLC	9,691	26,416
Vistry Group PLC(1)	3,016	49,969
Volex PLC	1,320	5,932
Warpaint London PLC	340	2,182
Watches of Switzerland Group PLC(1)	2,171	11,470
Watkin Jones PLC	1,235	772
WH Smith PLC	1,107	16,256
Wickes Group PLC	2,923	5,204
XP Power Ltd.	147	2,852
Yellow Cake PLC(1)	2,988	24,419
YouGov PLC	932	11,705
Zigup PLC	2,650	14,805
		2,382,281
United States — 0.2%
Encore Energy Corp.(1)	491	2,381
Golar LNG Ltd.	947	24,897

Kingsway Financial Services, Inc.(1)	68	545
Luxfer Holdings PLC	225	2,772
Pharvaris NV(1)	114	2,161
Viemed Healthcare, Inc.(1)	150	1,113
		33,869
TOTAL COMMON STOCKS (Cost $16,228,304)		17,267,962
RIGHTS — 0.0%
Italy — 0.0%
Tamburi Investment Partners SpA(1)	1,626	18
Norway — 0.0%
Solstad Offshore ASA(1)	91	91
Spain — 0.0%
Almirall SA(1)	448	151
Viscofan SA(1)	94	164
		315
TOTAL RIGHTS (Cost $253)		424
WARRANTS — 0.0%
Singapore — 0.0%
Dyna-Mac Holdings Ltd.(1) (Cost $—)	1,760	319
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,399	18,399
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,229	6,229
TOTAL SHORT-TERM INVESTMENTS (Cost $24,628)		24,628
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $16,253,185)		17,293,333
OTHER ASSETS AND LIABILITIES — 0.5%		80,303
TOTAL NET ASSETS — 100.0%		$17,373,636

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.4%
Consumer Discretionary	13.1%
Financials	13.0%
Materials	12.8%
Information Technology	10.0%
Energy	6.8%
Health Care	5.3%
Consumer Staples	5.1%
Communication Services	3.6%
Real Estate	3.4%
Utilities	2.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.5%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,940. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,229.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$1,479,642	—
Austria	—	148,614	—
Belgium	$17,833	188,198	—
Canada	825	1,663,888	—
Denmark	—	362,366	—
Finland	—	198,680	—
France	—	656,383	—
Germany	—	709,349	—
Hong Kong	—	243,778	—
Ireland	—	50,048	—
Israel	63,185	374,303	—
Italy	—	547,206	—
Japan	—	5,016,077	—
Netherlands	20,319	248,038	—
New Zealand	—	89,968	—
Norway	—	432,955	—
Portugal	—	51,269	—
Singapore	—	280,819	—
Spain	—	346,429	—
Sweden	—	971,250	—
Switzerland	—	690,390	—
United Kingdom	—	2,382,281	—
United States	32,756	1,113	—
Rights	—	424	—
Warrants	—	319	—
Short-Term Investments	24,628	—	—
	$159,546	$17,133,787	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.